                                                     Registration No. 33-58343
                                                            File No. 811-07265

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

      PRE-EFFECTIVE AMENDMENT NO.                                        /   /

      POST-EFFECTIVE AMENDMENT NO. 17                                      /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
      OF 1940                                                              /X/

      Amendment No. 19                                                     /X/

                          OPPENHEIMER ENTERPRISE FUND
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              (Exact Name of Registrant as Specified in Charter)

               6803 South Tucson Way, Centennial, CO 80112-3924
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                   (Address of Principal Executive Offices)

                                (303) 768-3200
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                        (Registrant's Telephone Number)

                                Robert G. Zack
                            OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                           New York, NY 10281-1008
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   [ X ]    Immediately upon filing pursuant to paragraph (b)
   [   ] On November 29, 2006 pursuant to paragraph (b)
   [   ]    60 days after filing, pursuant to paragraph (a)(1)
   [   ]    On _______________, pursuant to paragraph (a)(1)
   [   ]    75 days after filing, pursuant to paragraph (a)(2)
   [   ]    On _______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
   [   ]          This  post-effective  amendment  designates a new  effective date for a previously filed post- amendment.

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Oppenheimer
Enterprise Fund

Prospectus dated November 29, 2006           Oppenheimer Enterprise Fund is a
                                          mutual fund. It seeks capital
                                          appreciation to make your investment
                                          grow. It emphasizes investments in
                                          common stocks of companies that have
                                          growth potential.

                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Automatic Withdrawal and Exchange Plans
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in common
stocks  of   "growth"   companies.   These  may  be  newer   companies   or
established  companies  of any  capitalization  range  that  the  portfolio manager  believes  have  favorable  growth  prospects.  The Fund may invest without limit in companies in any  capitalization  range.  The Fund focuses mainly on  domestic  companies,  but may buy  foreign  stocks as well.  The
Fund may also  invest  its  assets in a  variety  of  industry  categories, although  it may from  time to time  emphasize  investments  in one or more industries.  For  example,  the Fund has,  at  certain  times,  invested  a significant amount of its assets in technology and healthcare companies.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
Fund's portfolio manager uses fundamental analysis, relying on internal and external research and analysis, to look for growth companies. He generally considers a company's financial statements, interviews with management, and analysis of the company's operations and product developments. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions. The portfolio manager focuses on factors that may vary in particular cases and over time. Currently, the portfolio manager looks for:
    o  Companies with a history of positive revenue and earnings growth,
    o  Companies with management the portfolio manager believes have demonstrated an ability to handle growth,
    o  Companies   with  growth  rates  that  the   portfolio   manager   believes  are
sustainable over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for aggressive investors seeking capital appreciation in their investment over the long term.
Investors in the Fund should be willing to assume the greater risks of volatile short-term share price fluctuations and realized losses that are typical for an aggressive growth fund. Since the Fund does not seek income and the income from its investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment for investors with a high risk tolerance. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets and the special economic and other factors that might primarily affect the prices of growth stocks.
Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other  factors  can  affect  a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its industry.

      Risks of Growth Stocks.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies.
They have greater risks if the company's earnings growth or stock price fails to increase as expected.

THERE ARE SPECIAL RISKS OF FOREIGN INVESTING. The Fund can buy securities of companies or governments in any country, including developed countries and emerging markets. There is no limit on the amount of the Fund's assets that may be invested in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share price.

     Additionally, if a fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of
"fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the
Board believe to be their fair value may help deter those activities.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, high-growth stocks can be very volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the
Fund is an aggressive growth fund, designed for investors willing to assume greater risks. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/06 through 9/30/06, the cumulative return (not annualized) before taxes for Class A shares was -0.77%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 55.70% (4th Q`99) and the lowest return (not annualized) before taxes for a calendar quarter was -32.16% (4th
Q'00).

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Average Annual Total Returns                         5 Years          10 Years
for    the    periods    ended                     (or life of      (or life of
December 31, 2005                   1 Year       class, if less)  class, if less)

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Class  A   Shares   (inception

11/7/95)                            2.52%            -9.12%            4.40%
  Return Before Taxes               2.52%            -9.12%            3.28%
  Return After Taxes on             1.64%            -7.51%            3.30%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception      2.92%            -9.10%            4.56%
11/7/95)

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Class  C   Shares   (inception      6.91%            -8.73%            4.24%
11/7/95)

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Class  B   Shares   (inception      7.49%            -4.51%             N/A
3/1/01)

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Class  Y   Shares   (inception      9.19%            -7.69%            -4.60%
4/1/99)

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S&P  500  Index  (reflects  no      4.91%             0.54%            9.07%
deduction  for fees,  expenses                      1.83%(1)          1.10%(2)
or taxes)

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Russell   3000  Growth   Index      5.17%            -3.15%            6.48%
(reflects  no  deduction   for                      -0.92%(1)        -2.61%(2)
fees, expenses or taxes)

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   (1)From 2/28/01.

   (2)From 3/31/99.

The Fund's average annual total returns include applicable sales charges: for
Class A shares, the current maximum initial sales charge of 5.75%; for Class
B shares, the contingent deferred sales charges of 5% (1-year) and 2%
(5-year); and for Class C and Class N shares, the 1% contingent deferred sales charge for the 1-year period.  There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

The performance of the Fund's Class A shares is compared to the S&P 500
Index, an unmanaged index of equity securities, and the Russell 3000 Growth
Index, a multi-cap index that measures the broad growth market. The indices'
performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2006.

Shareholder Fees (charges paid directly from your investment):
                                 Class A   Class B  Class C  Class N  Class Y
                                 Shares    Shares    Shares   Shares   Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Sales Charge (Load)
 on purchases (as % of            5.75%     None      None     None     None
 offering price)
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 Maximum Deferred Sales Charge
 (Load) (as % of the lower of    None(1)    5%(2)    1%(3)    1%(4)     None
 the original offering price
 or redemption proceeds)
 -------------------------------

  Annual Fund Operating Expenses (deducted from Fund assets):
  (% of average daily net assets)

                              Class A    Class B   Class C   Class N  Class Y
                              Shares     Shares    Shares    Shares    Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Management Fees               0.75%      0.75%     0.75%     0.75%    0.75%
 ------------------------------------------------------------------------------
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 Distribution and/or           0.24%      1.00%     1.00%     0.49%     None
 Service
 (12b-1) Fees
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses                0.58%      0.46%     0.56%     0.87%    0.26%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Total Annual Operating        1.57%      2.21%     2.31%     2.11%    1.01%
 Expenses

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 Expenses may vary in future years.  "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.  The
 "Other Expenses" in the table are based on, among other things, the fees the
 Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35%
 of average daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.43% and 1.42%, respectively, for Class A shares, 0.45% and 2.20%, respectively, for Class B shares, 0.42% and 2.17%, respectively, for Class C shares and 0.34% and 1.58%, respectively, for
 Class N shares.  Class Y shares were the same as shown above.

 1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.

 3. Applies to shares redeemed within 12 months of a purchase.
 4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:      1 Year       3 Years      5 Years     10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares                $727        $1,046       $1,387       $2,349

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares                $727         $999        $1,398       $2,257*

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares                $337         $730        $1,249       $2,676

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares                $316         $668        $1,146       $2,467

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares                $104         $323         $561        $1,242

 ------------------------------------------------------------------------------

 If shares are not            1 Year       3 Years      5 Years     10 Years
 redeemed:
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares                $727        $1,046       $1,387       $2,349

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares                $227         $ 699       $1,198       $2,257*

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares                $237         $ 730       $1,249       $2,676

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares                $216         $ 668       $1,146       $2,467

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares                $104         $ 323        $ 561       $1,242

 ------------------------------------------------------------------------------

  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.

   *Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

     However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

   Growth Stock Investments.  The Manager looks for stocks of companies that have growth potential. Growth companies may be developing new products or services or may be expanding into new markets for their products. They may be newer companies or more established companies entering a growth cycle. The Fund's investments are not limited to issuers in a specific capitalization range, such as large-cap or small-cap companies, and the Fund can invest in issuers in all capitalization ranges. Market capitalization refers to the market value of all of a company's issued and outstanding stock. Because the stocks of companies that have smaller market capitalizations tend to be more volatile, to the extent that the Fund holds small-cap stocks, its share prices may fluctuate more and the risks of loss are greater.
     Newer growth  companies tend to retain a large part of their earnings for research,  development or investment in capital assets. Therefore, they do not tend to  emphasize  paying  dividends,  and may  not pay any  dividends  for a protracted  period.  They are  selected for the Fund's  portfolio  because the
Manager believes the price of the stock will increase over time.

Industry Focus. At times, the Fund might increase the relative emphasis of its investments in a particular industry or group of industries. Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading.  The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.
     The Financial Highlights table at the end of this Prospectus shows the
     Fund's portfolio turnover rates during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
     Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the
     Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
     Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. They can be securities issued by domestic or foreign companies, although the Fund's foreign holdings currently are small.
      The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

Investing in Special Situations. At times the Fund might use aggressive investment techniques, seeking to benefit from what the portfolio manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security.
     The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors.
     These securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 10% of its net assets in these securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.
     The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
     Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The
     Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
     to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

  o  Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments."  The Fund does not currently use hedging extensively or for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

     Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
     Fund's return. The Fund could also experience losses if the prices of its futures and options were not correlated with its other investments or if it could not close a position because of an illiquid market.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can
     invest its free cash balances in the Class E shares of Oppenheimer
     Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional Money Market Fund is a
     registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the
     Oppenheimer Institutional Money Market Fund's Class E expenses, including its advisory fee. However, the Manager will waive a portion of the fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100%
     of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $220 billion in assets as of September 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines as the Fund's assets grow: 0.75%
      of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next
      $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion.  The Fund's advisory fee for its last fiscal year ended August 31, 2006 was 0.75% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
Semi-Annual Report to shareholders for the six month period ended February
28, 2006.

Portfolio Manager. The Fund's portfolio is managed by Alan Gilston.  Mr.
     Gilston is the Fund's lead portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since June 2004.  Mr. Gilston is a Vice President of the Fund
     and has been a Vice President of the Manager since September 1997.

     The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

PENDING LITIGATION.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York
on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.

o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the
      Fund determines its net assets value per share. In addition, the discussion of "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this Prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this Prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix B to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks: "Access
         Accounts and Services" - "Forms & Literature" - "Order Literature" -
         "Statements of Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks:
         "Research Funds" - "Fund Documents" - "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of
         Additional Information.

         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge a  processing  fee for that service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

     A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please  refer to "How to  Exchange  Shares"  in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus. Further details are provided under "How to Sell Shares."
o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.
o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

   Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them annually.  Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.
The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand the
Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information. The Statement of Additional Information is available upon request.

OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED AUGUST 31,             2006           2005            2004           2003          2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.02       $  11.29        $  11.50       $   8.91      $  14.92
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.11) 1        (.04) 1,2       (.12) 1        (.06)         (.09)
Net realized and unrealized gain (loss)          .11           2.77            (.09) 1        2.65         (5.92)
                                            ----------------------------------------------------------------------
Total from investment operations                 .00           2.73            (.21)          2.59         (6.01)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.02       $  14.02        $  11.29       $  11.50      $   8.91
                                            ======================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              0.00%         24.18%          (1.83)%        29.07%       (40.28)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $117,760       $121,097        $101,934       $120,101      $103,105
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $125,511       $113,233        $111,924       $100,922      $166,632
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                            (0.75)%        (0.29)% 2       (1.07)%        (0.93)%       (1.09)%
Total expenses                                  1.57%          1.61%           1.66%          1.83%         1.95%
Expenses after payments and waivers
and reduction to custodian expenses             1.42%          1.42%           1.44%          1.29%         1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           43%            59%            123%           103%          150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        28 | OPPENHEIMER ENTERPRISE FUND

CLASS B       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.91       $ 10.48        $ 10.76       $  8.40      $ 14.17
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.11) 1,2      (.20) 1       (.20)        (.41)
Net realized and unrealized gain (loss)         .10          2.54           (.08) 1       2.56        (5.36)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.43           (.28)         2.36        (5.77)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.81       $ 12.91        $ 10.48       $ 10.76      $  8.40
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.78)%       23.19%         (2.60)%       28.10%      (40.72)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $37,549       $35,359        $45,904       $62,170      $52,633
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $37,728       $41,821        $54,878       $52,441      $86,628
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.52)%       (0.96)% 2      (1.86)%       (1.69)%      (1.85)%
Total expenses                                 2.21%         2.27%          2.53%         2.79%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.20%         2.18%          2.23%         2.05%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        29 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.93       $ 10.49        $ 10.77       $  8.41      $ 14.19
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.12) 1,2      (.20) 1       (.17)        (.37)
Net realized and unrealized gain (loss)         .10          2.56           (.08) 1       2.53        (5.41)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.44           (.28)         2.36        (5.78)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.83       $ 12.93        $ 10.49       $ 10.77      $  8.41
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.77)%       23.26%         (2.60)%       28.06%      (40.73)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $13,508       $13,600        $12,790       $14,594      $11,578
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $14,091       $13,458        $13,979       $12,521      $18,550
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.49)%       (1.03)% 2      (1.83)%       (1.70)%      (1.85)%
Total expenses                                 2.31%         2.41%          2.59%         2.80%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.17%         2.18%          2.20%         2.06%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        30 | OPPENHEIMER ENTERPRISE FUND

CLASS N       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.84       $ 11.18        $ 11.41       $  8.87      $ 14.90
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13) 1       (.08) 1,2      (.15) 1       (.13)        (.28)
Net realized and unrealized gain (loss)         .11          2.74           (.08) 1       2.67        (5.75)
                                            -----------------------------------------------------------------
Total from investment operations               (.02)         2.66           (.23)         2.54        (6.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 13.82       $ 13.84        $ 11.18       $ 11.41      $  8.87
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.15)%       23.79%         (2.02)%       28.64%      (40.47)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $50,676       $ 1,196        $   839       $   685      $   456
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $16,452       $ 1,058        $   781       $   537      $   249
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.92)%       (0.66)% 2      (1.32)%       (1.24)%      (1.44)%
Total expenses                                 2.11%         2.00%          2.10%         2.09%        2.25%
Expenses after payments and waivers
and reduction to custodian expenses            1.58%         1.68%          1.70%         1.60%        1.90%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        31 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED AUGUST 31,            2006          2005          2004          2003         2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35       $ 11.52       $ 11.67       $  9.02      $ 15.05
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   (.05) 1        .01 1,2      (.07) 1       (.10)        (.10)
Net realized and unrealized gain (loss)         .11          2.82          (.08) 1       2.75        (5.93)
                                            ----------------------------------------------------------------
Total from investment operations                .06          2.83          (.15)         2.65        (6.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.41       $ 14.35       $ 11.52       $ 11.67      $  9.02
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             0.42%        24.57%        (1.29)%       29.38%      (40.07)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $11,607       $14,240       $14,376       $22,461      $16,020
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $13,236       $14,157       $19,642       $16,675      $19,590
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                  (0.35)%        0.10% 2      (0.62)%       (0.67)%      (0.70)%
Total expenses                                 1.01%         1.05%         0.98%         1.72%        2.16%
Expenses after payments and waivers
and reduction to custodian expenses            1.01%         1.05%         0.98%         1.03%        1.19%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%          123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Enterprise Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-07265

PR0885.001.11061205
Printed on recycled paper

                          Appendix to Prospectus of
                         Oppenheimer Enterprise Fund

      Graphic material included in the Prospectus of Oppenheimer Enterprise
Fund under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Enterprise Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                   Returns

12/31/96                26.77%
12/31/97                18.75%
12/31/98                34.81%
12/31/99                105.75%
12/31/00                -40.60%
12/31/01                -36.28%
12/31/02                -37.33%
12/31/03                 34.02%
12/31/04                 12.99%
12/31/05                  8.78%

Oppenheimer Enterprise Fund

6803 South Tucson Way, Centennial, CO 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 29, 2006

      This Statement of Additional Information ("SAI") is not a Prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated November 29, 2006. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
Disclosure of Portfolio Holdings.......................................
How the Fund is Managed ...............................................
Organization and History...............................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Payments to Fund Intermediaries........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the
"Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Fund may invest in equity securities of companies in any market capitalization range. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

      The Fund can also hold a portion of its assets in securities of issuers having a larger market capitalization. At times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range. Therefore the Fund may focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

      Current income is not a criterion used to select portfolio securities.
However, certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

            |_| Over-the-Counter Securities. Securities of small
capitalization issuers may traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

            ? Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
           (considering the effect of conversion of the convertible
           securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
           appreciation in the price of the issuer's common stock.

Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They can include securities that are investment grade or below investment grade. Securities that are below investment grade
(whether they are rated by a nationally-recognized rating organization or are unrated securities that the Manager deems to be below investment grade) have greater risks of default than investment grade securities. Additionally, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

            ? Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. The market for them may be very limited and they may be difficult for the Fund to dispose of promptly at an acceptable price. Their prices do not necessarily move parallel to the prices of the underlying securities and they may often rise in value or fall in value more quickly than the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

            ? Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      ? Foreign Securities. The Fund can purchase equity securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            |_|? Risks of Foreign Investing. Investments in foreign
securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest dividends;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|_|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

            |_| Special Risks of Emerging Markets. Emerging and developing
markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

       Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,
which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund from time to time can employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

       Investing in Small, Unseasoned Companies. The Fund can invest in securities of companies in any market capitalization range, including small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices.
They might have a limited trading market, which could adversely affect the
Fund's ability to dispose of them and could reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently does not intend to invest more than 10% of its net assets in those securities.

       Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act") are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

       Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

       Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

       Borrowing for Leverage. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

       Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this SAI. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

       Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use them. It is not required to do so in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
        sell futures contracts,
        buy puts on such futures or on securities, or
        write covered calls on securities or futures. Covered calls can also be used to seek income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
        buy futures, or
        buy calls on such futures or on securities.
      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

             Futures. The Fund can buy and sell futures contracts that
relate to (1) broadly-based stock indices (these are referred to as "stock index futures"), (2) other broadly-based securities indices (these are referred to as "financial futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) commodities (these are referred to as "commodity futures") and (6) an individual stock ("single stock future").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering into an offsetting contract.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's Custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

             Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund may can and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

             Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.
That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the
Custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future. Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

            ? Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

             Purchasing Calls and Puts. The Fund can purchase calls to
protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

             Buying and Selling Options on Foreign Currencies. The Fund can
buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on the books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

             Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

             Forward Contracts. Forward contracts are foreign currency
exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by segregating assets on the Fund's books having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

           Regulatory Aspects of Hedging Instruments.  The Commodities
Futures Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate liquid assets in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

             Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

       Temporary Defensive and Interim Investments. When market or economic conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
|_|   high-quality (rated in the top rating categories of
         nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
|_|   debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by
         Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   preferred stocks,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|   repurchase agreements.
      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

       What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

       The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

|_|   The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

       The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

       The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

       The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

       The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

     |X|  Does   the  Fund   Have   Additional   Restrictions   That  Are  Not
     "Fundamental" Policies?
       The Fund has the additional operating policies which are stated
       below, that are not  "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

          o The Fund cannot invest in the  securities of other  registered investment  companies or registered  unit  investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the Investment Company Act.

          o The Fund  cannot  invest in physical  commodities  or physical
          commodity   contracts   or  buy   securities   for   speculative
          short-term  purposes.  However, the Fund can buy and sell any of
          the  hedging   instruments   permitted   by  any  of  its  other
          policies.   It  can  also  buy  and   sell   options,   futures,
          securities or other instruments  backed by physical  commodities or whose  investment  return is linked to  changes  in the price of physical commodities.

o     The Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets in closed-end investment companies;
         except that the Fund may purchase and redeem shares issued by a money market fund in accordance with rule12(d)(1)-1 under the
         Investment Company Act, as such rule may be amended from time to time. The Fund cannot make any such investment at commission rates in excess of normal brokerage commissions.

         Another non-fundamental policy adopted by the Fund permits it to invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment adviser or
         sub-adviser. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. This policy would permit the Fund to adopt a "master-feeder" structure.
         Under that structure, the Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this SAI would be revised accordingly.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this SAI. That is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public  Disclosure.  The Fund's  portfolio  holdings  are made  publicly available  no later  than 60 days after the close of each of
      the  Fund's  fiscal   quarters  in  semi-annual  and  annual
      reports   to   shareholders,   or  in  its   Statements   of
      Investments  on Form N-Q,  which are  publicly  available at the  SEC.  In  addition,  the  top 10 or more  holdings  are
      posted    on    the     OppenheimerFunds'     website     at
      www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.
      Other  general   information   about  the  Fund's  portfolio
      investments,  such as portfolio  composition by asset class, industry,  country,  currency,  credit  rating or  maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

   The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner

      Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1995.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C,  Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally, on  matters  submitted  to a vote of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act, or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts  law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit
Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall
and Joseph M. Wikler. The Audit Committee held 6 meetings during the Fund's fiscal year ended August 31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended August 31, 2006. The Regulatory & Oversight
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 5 meetings during the Fund's fiscal year ended
August 31, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of Oppenheimer
Enterprise Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee held 1 meeting during the Fund's fiscal year ended August 31, 2006. The Proxy
Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals         Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free New York
Municipals                              Oppenheimer Multi-State Municipal Trust
Oppenheimer Balanced Fund               Oppenheimer Portfolio Series
Oppenheimer California Municipal Fund   Oppenheimer Real Estate Fund
                                        Oppenheimer Rochester Arizona Municipal

Oppenheimer Capital Appreciation Fund   Fund

                                        Oppenheimer Rochester Maryland Municipal

Oppenheimer Developing Markets Fund     Fund

                                        Oppenheimer Rochester Massachusetts
Oppenheimer Discovery Fund              Municipal Fund
                                        Oppenheimer Rochester Michigan Municipal
Oppenheimer Dividend Growth Fund        Fund
                                        Oppenheimer Rochester Minnesota Municipal

Oppenheimer Emerging Growth Fund        Fund

                                        Oppenheimer Rochester North Carolina
Oppenheimer Emerging Technologies Fund  Municipal Fund
Oppenheimer Enterprise Fund             Oppenheimer Rochester Ohio Municipal Fund
                                        Oppenheimer Rochester Virginia Municipal
Oppenheimer Global Fund                 Fund
Oppenheimer Global Opportunities Fund   Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals
Fund                                    Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                 OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Diversified
Fund                                    OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small
Company Fund                            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund    Oppenheimer U.S. Government Trust
Oppenheimer Limited Term California
Municipal Fund                          Oppenheimer Real Asset Fund

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Gilston, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
November 6, 2006 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------
                                     Independent Trustees
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5        Dollar       Aggregate
                                                                                Dollar Range
                                                                    Range of      Of Shares
                                                                     Shares     Beneficially

Held with the       Years; Other Trusteeships/Directorships       Beneficially    Owned in
Fund, Length of     Held; Number of Portfolios in the Fund          Owned in     Supervised
Service, Age        Complex Currently Overseen                      the Fund        Funds

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

                                                                    As of December 31, 2005

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Clayton K.          Director of American Commercial Lines (barge  None         Over $100,000
Yeutter, Chairman   company) (since January 2005); Attorney at
of the Board of     Hogan & Hartson (law firm) (since June
Trustees since      1993); Director of Covanta Holding Corp.
2003,               (waste-to-energy company) (since 2002);
Trustee since 1995  Director of Weyerhaeuser Corp. (1999-April
Age: 75             2004); Director of Caterpillar, Inc.
                    (1993-December 2002); Director of ConAgra
                    Foods (1993-2001); Director of Texas
                    Instruments (1993-2001); Director of FMC
                    Corporation (1993-2001). Oversees 44
                    portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic         None         Over $100,000
Trustee since 2005  Development (policy research foundation)
Age: 65             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 44 portfolios in the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other Oppenheimer    None         Over $100,000
Trustee since 1995  funds. Oversees 54 portfolios in the
Age: 73             OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Phillip A.          Distinguished Presidential Fellow for         None         Over $100,000
Griffiths,          International Affairs (since 2002) and
Trustee since 1999  Member (since 1979) of the National Academy
Age: 68             of Sciences; Council on Foreign Relations
                    (since 2002); Director of GSI Lumonics Inc.
                    (precision medical equipment supplier)
                    (since 2001); Senior Advisor of The Andrew
                    W. Mellon Foundation (since 2001); Chair of
                    Science Initiative Group (since 1999);
                    Member of the American Philosophical Society
                    (since 1996); Trustee of Woodward Academy
                    (since 1983); Foreign Associate of Third
                    World Academy of Sciences; Director of the
                    Institute for Advanced Study (1991-2004);
                    Director of Bankers Trust New York
                    Corporation (1994-1999); Provost at Duke
                    University (1983-1991). Oversees 44
                    portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Mary F. Miller,     Trustee of the American Symphony Orchestra    None         Over $100,000
Trustee since 2004  (not-for-profit) (since October 1998); and
Age: 64             Senior Vice President and General Auditor of
                    American Express Company (financial services
                    company) (July 1998-February 2003). Oversees
                    44 portfolios in the OppenheimerFunds
                    complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Joel W. Motley,     Director of Columbia Equity Financial Corp.   None         Over $100,000
Trustee since 2002  (privately-held financial adviser) (since
Age: 54             2002); Managing Director of Carmona Motley,
                    Inc. (privately-held financial adviser)
                    (since January 2002); Managing Director of
                    Carmona Motley Hoffman Inc. (privately-held
                    financial adviser) (January 1998-December
                    2001); Member of the Finance and Budget
                    Committee of the Council on Foreign
                    Relations, the Investment Committee of the
                    Episcopal Church of America, the Investment
                    Committee and Board of Human Rights Watch
                    and the Investment Committee of Historic
                    Hudson Valley. Oversees 44 portfolios in the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Kenneth A.          Director of Dominion Resources, Inc.          None         Over $100,000
Randall,            (electric utility holding company) (February
Trustee since 1995  1972-October 2005); Former Director of Prime
Age: 79             Retail, Inc. (real estate investment trust),
                    Dominion Energy Inc. (electric power and oil
                    & gas producer), Lumberman's Mutual Casualty
                    Company, American Motorists Insurance
                    Company and American Manufacturers Mutual
                    Insurance Company; Former President and
                    Chief Executive Officer of The Conference
                    Board, Inc. (international economic and
                    business research). Oversees 44 portfolios
                    in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Russell S.          Chairman of The Directorship Search Group,    None         $10,001-$50,000
Reynolds, Jr.,      Inc. (corporate governance consulting and
Trustee since 1995  executive recruiting) (since 1993); Life
Age: 74             Trustee of International House (non-profit
                    educational organization); Founder, Chairman
                    and Chief Executive Officer of Russell
                    Reynolds Associates, Inc. (1969-1993);
                    Banker at J.P. Morgan & Co. (1958-1966); 1st
                    Lt. Strategic Air Command, U.S. Air Force
                    (1954-1958). Oversees 44 portfolios in the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director  of  the  following  medical  device None         Over $100,000
Trustee since  2005 companies:  Medintec  (since 1992) and Cathco
Age: 65             (since     1996);     Director    of    Lakes
                    Environmental   Association   (since   1996);
                    Member  of the  Investment  Committee  of the
                    Associated   Jewish  Charities  of  Baltimore
                    (since  1994);  Director  of  Fortis/Hartford
                    mutual funds (1994-December  2001).  Oversees
                    44   portfolios   in   the   OppenheimerFunds
                    complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Oil  Properties,  Inc. (oil None         Over $100,000
Trustee since       and gas exploration  and production  company)
Age: 58             (since 1994);  Vice President,  Secretary and
                    Treasurer of Wold Trona  Company,  Inc. (soda
                    ash processing and production)  (since 1996);
                    Vice  President  of Wold Talc  Company,  Inc.
                    (talc mining) (since 1999);  Managing  Member
                    of  Hole-in-the-Wall  Ranch (cattle ranching)
                    (since  1979);  Director  and Chairman of the
                    Denver Branch of the Federal  Reserve Bank of
                    Kansas  City  (1993-1999);  and  Director  of
                    PacifiCorp.  (electric utility)  (1995-1999).
                    Oversees     44     portfolios     in     the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Brian F. Wruble,    General  Partner  of Odyssey  Partners,  L.P. $1-$10,000   Over $100,000

Trustee since  2005 (hedge   fund)   (since    September   1995);

Age: 63             Director  of  Special   Value   Opportunities
                    Fund,  LLC  (registered  investment  company)
                    (since  September  2004);  Member  of  Zurich
                    Financial     Investment    Advisory    Board
                    (insurance)  (since October  2004);  Board of
                    Governing  Trustees of The Jackson Laboratory
                    (non-profit) (since August 1990);  Trustee of
                    the Institute for Advanced Study  (non-profit
                    educational   institute)  (since  May  1992);
                    Special    Limited    Partner    of   Odyssey
                    Investment  Partners,   LLC  (private  equity
                    investment)  (January  1999-September  2004);
                    Trustee  of  Research   Foundation   of  AIMR
                    (2000-2002)       (investment       research,
                    non-profit);  Governor, Jerome Levy Economics
                    Institute    of    Bard    College    (August
                    1990-September  2001)  (economics  research);
                    Director  of  Ray  &  Berendtson,  Inc.  (May
                    2000-April  2002)  (executive  search  firm).
                    Oversees     54     portfolios     in     the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee and an officer for an indefinite term, or until his resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5        Dollar      Aggregate
                                                                                Dollar Range
                                                                    Range of     Of Shares
                                                                     Shares     Beneficially
Held with Fund,     Years; Other Trusteeships/Directorships       Beneficially    Owned in
Length of Service,  Held; Number of Portfolios in the Fund          Owned in     Supervised
Age                 Complex Currently Overseen                      the Fund       Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                    As of December 31, 2005

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and         None         Over $100,000
Trustee since 2001  Director (since June 2001) and President
and President and   (since September 2000) of the Manager;
Principal           President and a director or trustee of other
Executive Officer   Oppenheimer funds; President and Director of
since 2001          Oppenheimer Acquisition Corp. ("OAC") (the
Age: 57             Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (holding company subsidiary of the Manager)
                    (since July 2001); Director of
                    OppenheimerFunds Distributor, Inc.
                    (subsidiary of the Manager) (since November
                    2001); Chairman and Director of Shareholder
                    Services, Inc. and of Shareholder Financial
                    Services, Inc. (transfer agent subsidiaries
                    of the Manager) (since July 2001); President
                    and Director of OppenheimerFunds Legacy
                    Program (charitable trust program
                    established by the Manager) (since July
                    2001); Director of the following investment
                    advisory subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc.,
                    Centennial Asset Management Corporation,
                    Trinity Investment Management Corporation
                    and Tremont Capital Management, Inc. (since
                    November 2001), HarbourView Asset Management
                    Corporation and OFI Private Investments,
                    Inc. (since July 2001); President (since
                    November 1, 2001) and Director (since July
                    2001) of Oppenheimer Real Asset Management,
                    Inc.; Executive Vice President of
                    Massachusetts Mutual Life Insurance Company
                    (OAC's parent company) (since February
                    1997); Director of DLB Acquisition
                    Corporation (holding company parent of
                    Babson Capital Management LLC) (since June
                    1995); Member of the Investment Company
                    Institute's Board of Governors (since
                    October 3, 2003); Chief Operating Officer of
                    the Manager (September 2000-June 2001);
                    President and Trustee of MML Series
                    Investment Fund and MassMutual Select Funds
                    (open-end investment companies) (November
                    1999-November 2001); Director of C.M. Life
                    Insurance Company (September 1999-August
                    2000); President, Chief Executive Officer
                    and Director of MML Bay State Life Insurance
                    Company (September 1999-August 2000);
                    Director of Emerald Isle Bancorp and
                    Hibernia Savings Bank (wholly-owned
                    subsidiary of Emerald Isle Bancorp) (June
                    1989-June 1998). Oversees 91 portfolios in
                    the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Gilston, Gillespie and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------

                               Other Officers of the Fund

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Name, Position(s) Held   Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Alan Gilston,            Vice President of the Manager since September 1997. An officer

Vice President and       of 1 portfolio in the OppenheimerFunds complex.
Portfolio Manager since

1997
 Age: 48

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Mark S. Vandehey,        Senior Vice President and Chief Compliance Officer of the
Vice President and       Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance         Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004       Shareholder Services, Inc. (since June 1983). Former Vice
Age: 56                  President and Director of Internal Audit of the Manager
                         (1997-February 2004). An officer of 91 portfolios in the
                         OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,         Senior Vice President and Treasurer of the Manager (since
Treasurer  and Principal March 1999); Treasurer of the following: HarbourView Asset
Financial  &  Accounting Management Corporation, Shareholder Financial Services, Inc.,
Officer since 1999       Shareholder Services, Inc., Oppenheimer Real Asset Management
Age: 47                  Corporation, and Oppenheimer Partnership Holdings, Inc. (since
                         March 1999), OFI Private Investments, Inc. (since March 2000),
                         OppenheimerFunds International Ltd. (since May 2000),
                         OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                         Management, Inc. (since November 2000), and OppenheimerFunds
                         Legacy Program (charitable trust program established by the
                         Manager) (since June 2003); Treasurer and Chief Financial
                         Officer of OFI Trust Company (trust company subsidiary of the
                         Manager) (since May 2000); Assistant Treasurer of the
                         following: OAC (since March 1999),Centennial Asset Management
                         Corporation (March 1999-October 2003) and OppenheimerFunds
                         Legacy Program (April 2000-June 2003); Principal and Chief
                         Operating Officer of Bankers Trust Company-Mutual Fund
                         Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian Petersen,          Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer      Manager/Financial Product Accounting of the Manager (November
since 2004               1998-July 2002). An officer of 91 portfolios in the
Age: 36                  OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,       Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer      Director of Financial Reporting and Compliance of First Data
since 2005               Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                  Berger Financial Group LLC (May 2001-March 2003); Director of
                         Mutual Fund Operations at American Data Services, Inc.
                         (September 2000-May 2001). An officer of 91 portfolios in the
                         OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,          Executive Vice President (since January 2004) and General
Secretary since 2001     Counsel (since March 2002) of the Manager; General Counsel and
Age: 58                  Director of the Distributor (since December 2001); General
                         Counsel of Centennial Asset Management Corporation (since
                         December 2001); Senior Vice President and General Counsel of
                         HarbourView Asset Management Corporation (since December
                         2001); Secretary and General Counsel of OAC (since November
                         2001); Assistant Secretary (since September 1997) and Director
                         (since November 2001) of OppenheimerFunds International Ltd.
                         and OppenheimerFunds plc; Vice President and Director of
                         Oppenheimer Partnership Holdings, Inc. (since December 2002);
                         Director of Oppenheimer Real Asset Management, Inc. (since
                         November 2001); Senior Vice President, General Counsel and
                         Director of Shareholder Financial Services, Inc. and
                         Shareholder Services, Inc. (since December 2001); Senior Vice
                         President, General Counsel and Director of OFI Private
                         Investments, Inc. and OFI Trust Company (since November 2001);
                         Vice President of OppenheimerFunds Legacy Program (since June
                         2003); Senior Vice President and General Counsel of OFI
                         Institutional Asset Management, Inc. (since November 2001);
                         Director of OppenheimerFunds (Asia) Limited (since December
                         2003); Senior Vice President (May 1985-December 2003), Acting
                         General Counsel (November 2001-February 2002) and Associate
                         General Counsel (May 1981-October 2001) of the Manager;
                         Assistant Secretary of the following: Shareholder Services,
                         Inc. (May 1985-November 2001), Shareholder Financial Services,
                         Inc. (November 1989-November 2001), and OppenheimerFunds
                         International Ltd. (September 1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,        Vice President (since June 1998) and Senior Counsel and
Assistant Secretary      Assistant Secretary (since October 2003) of the Manager; Vice
since 2001               President (since 1999) and Assistant Secretary (since October
Age: 41                  2003) of the Distributor; Assistant Secretary of Centennial
                         Asset Management Corporation (since October 2003); Vice
                         President and Assistant Secretary of Shareholder Services,
                         Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                         Legacy Program and Shareholder Financial Services, Inc. (since
                         December 2001); Assistant Counsel of the Manager (August
                         1994-October 2003). An officer of 91 portfolios in the
                         OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,       Vice President and Associate Counsel of the Manager (since May
Assistant Secretary      2004); First Vice President (April 2001-April 2004), Associate
since 2004               General Counsel (December 2000-April 2004), Corporate Vice
Age: 38                  President (May 1999-April 2001) and Assistant General Counsel
                         (May 1999-December 2000) of UBS Financial Services Inc.
                         (formerly, PaineWebber Incorporated). An officer of 91
                         portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,    Senior Vice President and Deputy General Counsel of the
Assistant Secretary      Manager (since September 2004); Mr. Gillespie held the
since 2004               following positions at Merrill Lynch Investment Management:
Age: 42                  First Vice President (2001-September 2004); Director
                         (2000-September 2004) and Vice President (1998-2000). An
                         officer of 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended August 31,
2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2005.

------------------------------------------------------------------------------------

Trustee Name and        Aggregate                     Estimated         Total
                                      Retirement
                                       Benefits
Other Fund             Compensation   Accrued as       Annual        Compensation
Position(s)              From the    Part of Fund   Benefits Upon   From the Fund
(as applicable)          Fund(1)       Expenses     Retirement(2)  and Fund Complex

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                        Fiscal year ended August                      Year ended
                                31, 2006                             December 31,
                                                                         2005

------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Clayton K. Yeutter           $None         $103,146       $173,700)
Chairman of the Board

----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Matthew P. Fink            $408          $None         $9,646          $61,936
Proxy        Committee
Member and Regulatory
& Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli            $489          $None       $107,096(4)     $264,812(5)
Regulatory &
Oversight Committee
Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip A. Griffiths      $5706)         $None         $42,876         $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee

Member and Proxy           $404          $None         $11,216         $103,254
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley            $5707)         $None         $27,099         $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall         $507         None(8)        $91,953         $134,080
Audit Committee
Member and Governance
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds,       $416          $None         $72,817         $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler(9)       $36710)        $None         $25,656       $60,386(11)
Audit Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold(9)
Governance Committee       $367          $None         $26,121       $60,386(12)
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian F. Wruble(13)
Regulatory &
Oversight Committee        $352          None        $49,899(14)     $159,354(15)
Member

------------------------------------------------------------------------------------

     1.  "Aggregate  Compensation  From the  Fund"  includes  fees and  deferred compensation, if any.

     2. "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption  that a Trustee will retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan benefits  with  respect  to  certain  Board I Funds  as  described  below  under
"Retirement Plan for Trustees."

     3. Includes $164 deferred by Mr.  Yeutter under the "Deferred  Compensation
Plan" described below.

     4. Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a  director  or trustee  of 10 other  Oppenheimer  funds that are not Board I
Funds.

     5. Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

     6. Includes $570 deferred by Mr. Griffiths under the "Deferred Compensation
Plan" described below.

     7. Includes  $228  deferred by Mr. Motley under the "Deferred  Compensation
Plan" described below.

     8. Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr. Randall.

     9. Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board
I Funds,  including  the Fund as of August  17,  2005.  They had served as Board members of 10 other Board I Funds prior to that date.

     10.  Includes $178 deferred by Mr. Wikler under the "Deferred  Compensation
Plan" described below.

     11. Includes $6,686 paid to Mr. Wikler for serving as a director or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a Board I
Fund.

     12.  Includes  $6,686 paid to Mr. Wold for serving as a director or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a Board I
Fund.

     13. Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
2005.

     14.  Includes  $45,544  estimated  benefits  to be paid to Mr.  Wruble  for serving as a director  or  trustee  of 10 other  Oppenheimer  funds that are not
Board I Funds.  Mr. Wruble's service as a director or trustee of such funds will not be counted  towards the  fulfillment  of his  eligibility  requirements  for payments under the Board I retirement plan, described below.

     15.  Includes  $135,500  paid to Mr.  Wruble for  serving as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2005) that are not Board
I Funds.

     Retirement  Plan for Trustees.  The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee  for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the  maximum  benefit.  The amount of  retirement  benefits  a Trustee  will receive depends on the amount of the Trustee's  compensation,  including  future compensation and the length of his or her service on the Board.

     |X|Compensation Deferral Plan. The Board of Trustees has adopted a Deferred
Compensation  Plan for Independent  Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan will be determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees' fees under the plan will not materially  affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

     Major  Shareholders.  As of November 3, 2006,  the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     UMB  Bank NA  Cust  AMFO  &  Co,  1010  Grand  Blvd,  Kansas  City,  MO
64106-2202,  which  owned  2,676,442.700  Class N shares  (95.25% of the Class N shares then outstanding).

     Taynik  &  Co.,  PO  Box  9130,  Boston,  MA  02117-9130,  which  owned
355,165.198 Class Y shares (49.32% of the Class Y shares then outstanding).

     Mass  Mutual  Life  Insurance  CO,  1295  State  Street,   Springfield,  MA
01111-0001, which owned 292,813.559 Class Y shares (40.66% of the Class Y shares then outstanding).

     MLPF&S,   4800  Deer  Lake  Drive  East,  Floor  3,  Jacksonville,   FL
32246-6484,  which owned 72,025.171 Class Y shares (10.00% of the Class Y shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

|X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and
Procedures,  which include Proxy Voting  Guidelines,  under which the Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the Fund.  The
Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial
interests  of  the  Fund  and  its  shareholders.   The  Fund  has  retained  an
unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

o    The Fund generally votes with the recommendation of the issuer's management on routine matters,  including  ratification of the independent  registered public accounting firm, unless circumstances indicate otherwise.

o    The Fund  evaluates  nominees for director  nominated  by  management  on a
     case-by-case  basis,   examining  the  following  factors,   among  others:
     Composition  of the  board and key board  committees,  attendance  at board meetings,  corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.

o    In general,  the Fund  opposes  anti-takeover  proposals  and  supports the elimination,  or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement, and opposes management proposals to add a super-majority vote requirement.

o    The Fund opposes proposals to classify the board of directors.

o    The Fund supports proposals to eliminate cumulative voting.

o    The Fund opposes re-pricing of stock options without shareholder approval.

o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

|X| The Investment Advisory Agreement.  The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally  responsible for the  day-to-day  management  of  the  Fund's  portfolio.  Other  members  of the
Manager's  Equity  Portfolio  Department  provide the  portfolio  managers  with counsel and support in  managing  the Fund's  portfolio.  Ma The  agreement  Fee requires the Manager,  Oppe at its  expense,  to provide the Fund with  adequate office space,  facilities and equipment. It also requires the Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel
required   to   provide   effective   administration   for   the   Fund.   Those
responsibilities include the compilation and maintenance of records with respect to its  operations,  the  preparation  and  filing  of  specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

Fiscal Year ended 8/31:       Management Fees Paid to OppenheierFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2004                                    $1,509,454
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                    $1,376,470
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2006                                    $1,548,025

--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

 Portfolio Manager. The Fund's portfolio is managed by Alan Gilston (referred to as the "Portfolio Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

         Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Mr. Gilston also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by Mr. Gilston as of August 31, 2006.  No account has a performance-based advisory fee:

                                   Registered     Other Pooled      Other
                                   Investment      Investment
                                    Companies       Vehicles      Accounts
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

      Accounts Managed                  1             None          None

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

      Total Assets Managed*               $132.3          None         None

      ---------------------------
      *  In millions.

     As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Manager may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

    Compensation of the Portfolio Manager.  The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors.
The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of August 31, 2006, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper - Multi-Cap Growth Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the
Fund and other funds managed by the Portfolio Manager.  The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

|X|   Ownership of Fund Shares.  As of August 31, 2006, the Portfolio Manager
beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------

                  Portfolio Manager          Dollar Range of Shares
                                                  Beneficially

                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Alan Gilston                          $1 - $10,000
            ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the
Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

    The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

    Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the advisory accounts of the Manager and its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended August 31, 2004, 2005, and 2006 the Fund paid the total brokerage commissions indicated in the chart below.

   ---------------------------------------------------------------------
   Fiscal Year Ended 8/31:    Total Brokerage Commissions Paid by the
                                              Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2004                            $608,872
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2005                             227,489
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

             2006                           $152,292(2)

   ---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal year ended 8/31/06,  the amount of  transactions  directed to brokers for  research  services  was  $186,272,483  and amount of the  commissions  paid to  broker-dealers  for  those  services  was
   $145,098.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------------------------------------------
             Aggregate        Class A Front-End
             Front-End Sales  Sales Charges
Fiscal Year  Charges on       Retained by
Ended 8/31:  Class A Shares   Distributor(1)
--------------------------------------------------
--------------------------------------------------
    2004         $238,036           $71,197
--------------------------------------------------
--------------------------------------------------
    2005         $188,810           $62,821
--------------------------------------------------
--------------------------------------------------

    2006         $330,474           $83,794

--------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
             Concessions   Concessions on  Concessions on    Concessions on
             on Class A                    Class C Shares    Class N Shares
Fiscal Year  Shares        Class B Shares  Advanced by       Advanced by
Ended 8/31:  Advanced by   Advanced by     Distributor(1)    Distributor(1)
             Distributor(1)Distributor(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004        $26,376       $217,766          $24,062           $3,996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005       -$16,677       $151,414          $15,557           $1,959
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2006        $19,298       $178,485          $19,302           $2,493

-------------------------------------------------------------------------------
1.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for  certain  sales of Class A  shares  and for  sales of
   Class B, Class C and Class N shares  from its own  resources  at the time of sale.

----------------------------------------------------------------------------------
                 Class A

                              Class B          Class C
                Contingent    Contingent       Contingent            Class N
              Deferred Sales  Deferred Sales   Deferred Sales      Contingent
Fiscal  Year     Charges      Charges          Charges           Deferred Sales
Ended 8/31:    Retained by    Retained by      Retained by      Charges Retained
               Distributor    Distributor      Distributor       by Distributor
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
    2004          $2,536          $110,178          $4,496            $920
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
    2005          $8,702          $100,671          $3,245           $2,350
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    2006           $764           $71,342           $7,915           $16,042

----------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2006 payments under the Class A plan totaled $301,713, of which $190,654 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $37,366 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                 Ended 8/31/06

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:         Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan      $375,710       $285,696(1)       $907,276          2.42%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan      $140,546       $29,766(2)        $408,988          3.03%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $81,170        $149,310(3)       $46,897           0.09%

--------------------------------------------------------------------------------

1.    Includes  $8,733  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $12,027  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $2,237  paid  to an  affiliate  of  the  Distributor's  parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct  Rules of the NASD on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales
              commissions (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.
o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
              Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the
              Fund listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and

                                        affiliates

McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.
However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  Average Annual Total
ERV   l/n      Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 8/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                                  (or life of
                                                                class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class       18.06%  25.26%   -5.75%   0.00%    -2.40%  -1.24%   1.67%    2.28%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

B(2)        19.85%  19.85%   -5.74%   -0.78%   -2.39%  -2.00%   1.83%    1.83%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

C(3)        16.29%  16.29%   -1.77%   -0.77%   -1.99%  -1.99%   1.52%    1.52%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

N(4)       -22.10% -22.10%   -1.14%   -0.15%   -1.49%  -1.49%   -4.44%   -4.44%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      -28.84% -28.84%   0.42%    0.42%    -0.87%  -0.87%   -4.48%   -4.48%

Y(5)
---------------------------------------------------------------------------------
1.    Inception of Class A:   11/07/95
2.    Inception of Class B:   11/07/95
3.    Inception of Class C:   11/07/95
4.    Inception of Class N:   03/01/01
5.    Inception of Class Y:   04/01/99

-------------------------------------------------------------------------------
   Average Annual Total Returns for Class A(1) Shares (After Sales Charge)

                        For the Periods Ended 8/31/06

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  1-Year                         10-Years
                                                5-Years     (or life of class
                                                                 if less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

After Taxes on Distributions      -5.75%         -2.40%           0.58%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

After Taxes on Distributions      -3.74%         -2.02%           0.94%

and Redemption of Fund Shares
-------------------------------------------------------------------------------
   1. Inception of Class A: 11/07/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar,
Inc. ("Morningstar"), an independent mutual fund monitoring service.
Morningstar rates mutual funds in their specialized market sector. The Fund is rated among large growth category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

------------------------------------------------------------------------------
How to Buy Shares
------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals          Oppenheimer Pennsylvania Municipal
                                         Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Portfolio Series:
Oppenheimer Balanced Fund                   Active Allocation Fund
Oppenheimer Core Bond Fund                  Aggressive Investor Fund
Oppenheimer California Municipal Fund       Conservative Investor Fund
Oppenheimer Capital Appreciation Fund       Moderate Investor Fund
                                         Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund          Street Fund

                                         Oppenheimer Principal Protected Main

Oppenheimer Champion Income Fund         Street Fund II

                                         Oppenheimer Principal Protected Main

Oppenheimer Convertible Securities Fund  Street Fund III
Oppenheimer Developing Markets Fund      Oppenheimer Quest Balanced Fund

                                              Oppenheimer Quest Capital Value
Oppenheimer Discovery Fund                    Fund, Inc.
                                              Oppenheimer Quest International
Oppenheimer Dividend Growth Fund              Value Fund, Inc.
                                         Oppenheimer Quest Opportunity Value
Oppenheimer Emerging Growth Fund         Fund
Oppenheimer Emerging Technologies Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund              Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.            Oppenheimer Real Estate Fund

                                         Oppenheimer Rochester Arizona
Oppenheimer Global Fund                  Municipal Fund
                                         Oppenheimer Rochester Maryland
Oppenheimer Global Opportunities Fund    Municipal Fund
                                         Oppenheimer Rochester Massachusetts
Oppenheimer Gold & Special Minerals Fund Municipal Fund
                                         Oppenheimer Rochester Michigan
Oppenheimer Growth Fund                  Municipal Fund
                                         Oppenheimer Rochester Minnesota
Oppenheimer International Bond Fund      Municipal Fund
Oppenheimer International Diversified    Oppenheimer Rochester National
Fund                                     Municipals
                                         Oppenheimer Rochester North Carolina
Oppenheimer International Growth Fund    Municipal Fund
Oppenheimer International Small Company  Oppenheimer Rochester Ohio Municipal
Fund                                     Fund
                                         Oppenheimer Rochester Virginia
Oppenheimer International Value Fund     Municipal Fund
Oppenheimer Limited Term California
Municipal Fund                           Oppenheimer Select Value Fund
      Oppenheimer Limited-Term
Government Fund                          Oppenheimer Senior Floating Rate Fund
      Oppenheimer Limited Term             Oppenheimer Small- & Mid- Cap Value
Municipal Fund                             Fund
Oppenheimer Main Street Fund             Oppenheimer Strategic Income Fund
Oppenheimer Main Street Opportunity Fund Oppenheimer U.S. Government Trust
Oppenheimer Main Street Small Cap Fund   Oppenheimer Value Fund
Oppenheimer MidCap Fund                  Limited-Term New York Municipal Fund
Oppenheimer New Jersey Municipal Fund    Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                Centennial Government Trust
Oppenheimer Money Market Fund, Inc.      Centennial Money Market Trust
Oppenheimer Institutional Money Market
Fund                                     Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that  applies to your  purchases  of Class A shares if you  purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month  period.  The total amount of your  purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.  Class A shares of Oppenheimer
Money Market Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased,  will not be counted towards satisfying the purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the  aggregate  amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains  distributions  and purchases made at net asset value
(i.e.  without  paying a front end or contingent  deferred  sales charge) do not count toward satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:  (a) Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge, (b) Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A, Class B or Class
C shares  acquired  by exchange of either (1) Class A shares of one of the other
Oppenheimer  funds that were acquired subject to a Class A initial or contingent deferred  sales  charge  or (2)  Class B or Class C shares  of one of the  other
Oppenheimer  funds that were  acquired  subject to a contingent  deferred  sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without sales  charges or at reduced  sales charge rates,  as described in Appendix B to this SAI.  Certain special sales charge  arrangements described  in  that  Appendix  apply  to  retirement  plans  whose  records  are maintained  on a daily  valuation  basis by Merrill  Lynch  Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch")  or an  independent  record  keeper  that has a contract or special  arrangement  with  Merrill  Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $1 million in assets  invested in applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the  Merrill  Lynch  record  keeping  service  agreement  the plan has $1 million  or more in  assets  but less than $5  million  in  assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan has $5  million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     |X| Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject  to a contingent  deferred  sales  charge as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an  investment  option in a retirement plan in which Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession  will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs
            and SIMPLE IRAs),
o     to all rollover contributions made to
            Individual 401(k) plans,
            Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender retirement
            plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in

Appendix B to this SAI) which have  entered  into a special  agreement  with the
Distributor for that purpose,

o     to Retirement Plans qualified under
            Sections 401(a) or 401(k) of the
            Internal Revenue Code, the
            recordkeeper or the plan sponsor
            for which has entered into a
            special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor
            where the aggregate assets of all
            such plans invested in the
            Oppenheimer funds is $500,000 or
            more,
o     to Retirement Plans with at least 100
            eligible employees or $500,000 or
            more in plan assets,
o     to OppenheimerFunds-sponsored Ascender
            401(k) plans that pay for the
            purchase with the redemption
            proceeds of Class A shares of one
            or more Oppenheimer funds, and
o     to certain customers of broker-dealers
            and financial advisors that are
            identified in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts
               of $500,000 or more by a
               retirement plan that pays for
               the purchase with the
               redemption proceeds of Class A
               shares of one or more
               Oppenheimer funds (other than
               rollovers from an
               OppenheimerFunds-sponsored
               Pinnacle or Ascender 401(k)
               plan to any IRA invested in the
               Oppenheimer funds),
o     purchases of Class N shares in amounts
               of $500,000 or more by a
               retirement plan that pays for
               the purchase with the
               redemption proceeds of  Class C
               shares of one or more
               Oppenheimer funds held by the
               plan for more than one year
               (other than rollovers from an
               OppenheimerFunds-sponsored
               Pinnacle or Ascender 401(k)
               plan to any IRA invested in the
               Oppenheimer funds), and
o     on purchases of Class N shares by an
               OppenheimerFunds-sponsored
               Pinnacle or Ascender 401(k)
               plan made with the redemption
               proceeds of Class A shares of
               one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, SAIs and other materials for current  shareholders,  fees to unaffiliated  Trustees,  custodian expenses, share issuance  costs,  organization  and start-up  costs,  interest,  taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

o     A fund account whose shares were
            acquired after September 30th of
            the prior year;
o     A fund account that has a balance below
            $500 due to the automatic
            conversion of shares from Class B
            to Class A shares. However, once
            all Class B shares held in the
            account have been converted to
            Class A shares the new account
            balance may become subject to the
            Minimum Balance Fee;
o     Accounts of shareholders who elect to
            access their account documents
            electronically via eDoc Direct;
o     A fund account that has only
            certificated shares and, has a
            balance below $500 and is being
            escheated;
o     Accounts of shareholders that are held
            by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer
            Legacy Program and/or holding
            certain Oppenheimer Variable
            Account Funds;
o     Omnibus accounts holding shares pursuant
            to the Pinnacle, Ascender, Custom
            Plus, Recordkeeper Pro and Pension
            Alliance Retirement Plan programs;
            and
o     A fund account that falls below the $500
            minimum solely due to market
            fluctuations within the 12-month
            period preceding the date the fee
            is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class that are  outstanding.  The NYSE  normally  closes at 4:00
p.m.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject to change)  states that it will close on
New Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,
Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange are valued as follows:

(1)   if last sale information is regularly
               reported, they are valued at
               the last reported sale price on
               the principal exchange on which
               they are traded, as applicable,
               on that day, or
(2)   if last sale information is not
               available on a valuation date,
               they are valued at the last
               reported sale price preceding
               the valuation date if it is
               within the spread of the
               closing "bid" and "asked"
               prices on the valuation date
               or, if not,  at the closing
               "bid" price on the valuation
               date.

o    Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:

(1)   at the last sale price available to the
               pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the
               Manager from the report of the
               principal exchange on which the
               security is traded at its last
               trading session on or
               immediately before the
               valuation date, or
(3)   at the mean between the "bid" and
               "asked" prices obtained from
               the principal exchange on which
               the security is traded or, on
               the basis of reasonable
               inquiry, from two market makers
               in the security.

o    Long-term debt securities having a remaining  maturity in excess of 60 days are  valued  based  on the  mean  between  the  "bid"  and  "asked"  prices determined by a portfolio  pricing service  approved by the Fund's Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

o    The  following  securities  are  valued at the mean  between  the "bid" and
     "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of
               more than 397 days when issued,
(2)   debt instruments that had a maturity of
               397 days or less when issued
               and have a remaining maturity
               of more than 60 days, and
(3)   non-money market debt instruments that
               had a maturity of 397 days or
               less when issued and which have
               a remaining maturity of 60 days
               or less.

o    The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:

(1)   money market debt securities held by a
               non-money market fund that had
               a maturity of less than 397
               days when issued that have a
               remaining maturity of 60 days
               or less, and
(2)   debt instruments held by a money market
               fund that have a remaining
               maturity of 397 days or less.

o    Securities (including restricted  securities) not having  readily-available market  quotations  are valued at fair value  determined  under the Board's procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded,  as  applicable,  as  determined by a pricing service  approved by the Board of Trustees or by the  Manager.  If there were no sales that day,  they  shall be valued at the last sale  price on the  preceding trading day if it is within the spread of the closing  "bid" and "asked"  prices on the principal  exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future  is not  traded  on an  exchange,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o     Class A shares purchased subject to an
         initial sales charge or Class A
         shares on which a contingent deferred
         sales charge was paid, or
o     Class B shares that were subject to the
         Class B contingent deferred sales
         charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax

         penalties if the distribution is
         premature; and
(3)   conform to the requirements of the plan
         and the Fund's other redemption
         requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred sales charge is waived as described in Appendix B to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent  necessary  to  make  withdrawal  payments.  Depending  upon  the  amount withdrawn,  the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently
      offer Class A, B, C, N and Y shares with
      the following exceptions:

   The following funds only offer Class A
   shares:
Centennial California Tax Exempt Trust           Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National

                                             Municipals

   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer Institutional Money Market Fund only offers Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of a money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

                        40 | OPPENHEIMER ENTERPRISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ENTERPRISE FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Enterprise Fund, including the statement of investments, as of
August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Enterprise Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 16, 2006

                        20 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Las Vegas Sands Corp. 1                                21,500      $  1,500,915
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                              69,200         3,109,156
--------------------------------------------------------------------------------
Scientific Games Corp.,
Cl. A 1                                                89,800         2,610,486
                                                                   -------------
                                                                      7,220,557

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Harman International
Industries, Inc.                                       42,500         3,447,600
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
VistaPrint Ltd. 1                                      81,180         1,991,345
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.0%
Best Buy Co., Inc.                                     79,000         3,713,000
--------------------------------------------------------------------------------
Staples, Inc.                                         157,900         3,562,224
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                              121,300         1,903,197
                                                                   -------------
                                                                      9,178,421

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Polo Ralph Lauren
Corp.                                                  91,100         5,373,989
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
--------------------------------------------------------------------------------
BEVERAGES--2.4%
PepsiCo, Inc.                                          86,200         5,627,136
--------------------------------------------------------------------------------
ENERGY--7.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Halliburton Co.                                       221,100         7,212,282
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      41,500         2,543,950
                                                                   -------------
                                                                      9,756,232

--------------------------------------------------------------------------------
OIL & GAS--2.9%
Hess Corp.                                            143,100         6,551,118
--------------------------------------------------------------------------------
FINANCIALS--8.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.2%
Goldman Sachs Group,
Inc. (The)                                             37,600         5,589,240
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       43,700         3,988,062
                                                                   -------------
                                                                      9,577,302

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
East West Bancorp, Inc.                                57,000      $  2,308,500
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Chicago Mercantile
Exchange (The)                                         10,000         4,400,000
--------------------------------------------------------------------------------
INSURANCE--1.5%
Brown & Brown, Inc.                                   119,100         3,565,854
--------------------------------------------------------------------------------
HEALTH CARE--19.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.7%
Celgene Corp. 1                                       100,000         4,069,000
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      23,800         1,963,976
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                   38,500         2,549,855
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                35,100         2,225,340
                                                                   -------------
                                                                     10,808,171
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.4%
Bard (C.R.), Inc.                                      38,900         2,924,502
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      34,800         1,691,628
--------------------------------------------------------------------------------
Medtronic, Inc.                                        76,600         3,592,540
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                        83,100         4,429,230
                                                                   -------------
                                                                     12,637,900
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Coventry Health Care,
Inc. 1                                                 78,400         4,252,416
--------------------------------------------------------------------------------
Healthways, Inc. 1                                     47,600         2,457,112
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               62,000         3,220,900
                                                                   -------------
                                                                      9,930,428

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Novartis AG, ADR                                      132,400         7,562,688
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                          86,200         2,996,312
                                                                   -------------
                                                                     10,559,000

--------------------------------------------------------------------------------
INDUSTRIALS--8.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Rockwell Collins, Inc.                                 89,800         4,708,214

                        21 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Corporate Executive
Board Co.                                              29,800      $  2,611,672
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     38,600         2,574,234
                                                                   -------------
                                                                      5,185,906

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
Rockwell Automation,
Inc.                                                   79,500         4,482,210
--------------------------------------------------------------------------------
MACHINERY--1.3%
Oshkosh Truck Corp.                                    58,300         3,014,110
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co.                                           75,300         2,762,004
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--35.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc. 1                                 334,500         7,355,655
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                118,400         2,474,560
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        158,700         5,978,229
                                                                   -------------
                                                                     15,808,444

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                                 59,000         4,003,150
--------------------------------------------------------------------------------
EMC Corp. 1                                           388,100         4,521,365
                                                                   -------------
                                                                      8,524,515

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.6%
eBay, Inc. 1                                          133,300         3,713,738
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  13,300         5,034,449
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        147,000         4,236,540
                                                                   -------------
                                                                     12,984,727

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Cognizant Technology
Solutions Corp. 1                                      86,200         6,026,242
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.6%
Broadcom Corp., Cl. A 1                               186,600         5,493,504
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                     30,400         1,467,104
--------------------------------------------------------------------------------
Linear Technology Corp.                               134,000         4,557,340
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                        129,300         3,762,630
                                                                   -------------
                                                                     15,280,578

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--10.2%
Amdocs Ltd. 1                                         131,200      $  4,979,040
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       96,700         3,361,292
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               110,000         5,606,700
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       107,800         2,505,272
--------------------------------------------------------------------------------
SAP AG, Sponsored
ADR                                                   100,200         4,783,548
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                   105,300         2,379,780
                                                                   -------------
                                                                     23,615,632

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Monsanto Co.                                          156,800         7,438,592
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
American Tower Corp. 1                                172,400         6,182,264
                                                                   -------------
Total Common Stocks
(Cost $209,139,456)                                                 228,946,991

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.19% in joint repurchase
agreement (Principal Amount/Value $1,235,729,000,
with a maturity value of $1,235,908,181) with
UBS Warburg LLC, 5.22%, dated 8/31/06, to
be repurchased at $2,316,336 on 9/1/06,
collateralized by Federal National
Mortgage Assn., 6%-7%,
3/1/36-8/1/36, with a
value of $1,262,388,232
(Cost $2,316,000)                                  $2,316,000         2,316,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $211,455,456)                                     100.1%      231,262,991
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.1)         (163,095)
                                                   -----------------------------
NET ASSETS                                              100.0%     $231,099,896
                                                   =============================

                        22 | OPPENHEIMER ENTERPRISE FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

Represents ownership of at least 5% of the voting securities of the issuer, and was an affiliate, as defined in the Investment Company Act of 1940, during the period ended August 31, 2006. There were no affiliate securities held by the
Fund as of August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES          GROSS            GROSS               SHARES
                                      AUGUST 31, 2005      ADDITIONS       REDUCTIONS      AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                543,478             --          543,478                   --

                                                                             DIVIDEND             REALIZED
                                                                               INCOME                 LOSS
----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                                                    $--           $3,979,166

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        23 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $211,455,456)--see accompanying statement of investments    $ 231,262,991
------------------------------------------------------------------------------------------------------
Cash                                                                                          316,244
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                        112,577
Shares of beneficial interest sold                                                             69,515
Other                                                                                          14,388
                                                                                        --------------
Total assets                                                                              231,775,715

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                        385,123
Distribution and service plan fees                                                             87,838
Transfer and shareholder servicing agent fees                                                  64,588
Shareholder communications                                                                     62,333
Trustees' compensation                                                                         55,853
Other                                                                                          20,084
                                                                                        --------------
Total liabilities                                                                             675,819

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 231,099,896
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $ 556,035,450
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (55,045)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (344,688,044)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 19,807,535
                                                                                        --------------
NET ASSETS                                                                              $ 231,099,896
                                                                                        ==============

                        24 | OPPENHEIMER ENTERPRISE FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $117,760,109 and 8,400,998 shares of beneficial interest outstanding)                       $14.02
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $14.88
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $37,548,391 and 2,931,349 shares of beneficial interest outstanding)                        $12.81
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,508,268 and 1,052,743 shares of beneficial interest outstanding)                        $12.83
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $50,676,296 and 3,667,783 shares of beneficial interest outstanding)                        $13.82
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $11,606,832 and 805,677 shares of beneficial interest outstanding)     $14.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        25 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $22,649)            $  1,101,779
--------------------------------------------------------------------------------
Interest                                                                270,934
--------------------------------------------------------------------------------
Other income                                                             27,114
                                                                   -------------
Total investment income                                               1,399,827

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,548,025
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 301,713
Class B                                                                 375,710
Class C                                                                 140,546
Class N                                                                  81,170
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 618,149
Class B                                                                 131,742
Class C                                                                  68,819
Class N                                                                 140,962
Class Y                                                                  33,605
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  97,388
Class B                                                                  38,954
Class C                                                                   9,521
Class N                                                                     812
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 954
--------------------------------------------------------------------------------
Other                                                                    24,077
                                                                   -------------
Total expenses                                                        3,612,147
Less waivers and reimbursements of expenses                            (295,879)
                                                                   -------------
Net expenses                                                          3,316,268

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,916,441)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
 Unaffiliated companies                                              10,531,281
 Affiliated companies                                                (3,979,166)
                                                                   -------------
Net realized gain                                                     6,552,115
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (8,348,287)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (3,712,613)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        26 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                      2006             2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment loss                                                $ (1,916,441)    $   (864,954)
-------------------------------------------------------------------------------------------------
Net realized gain                                                     6,552,115       15,884,237
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                (8,348,287)      23,895,338
                                                                   ------------------------------
Net increase (decrease) in net assets resulting from operations      (3,712,613)      38,914,621

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                              (2,792,580)      (5,010,689)
Class B                                                               2,738,515      (19,223,491)
Class C                                                                  68,566       (1,976,711)
Class N                                                              52,081,123          150,576
Class Y                                                              (2,775,589)      (3,205,423)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                       45,607,422        9,648,883
-------------------------------------------------------------------------------------------------
Beginning of period                                                 185,492,474      175,843,591
                                                                   ------------------------------
End of period (including accumulated net investment loss
of $55,045 and $71,013, respectively)                              $231,099,896     $185,492,474
                                                                   ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        27 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED AUGUST 31,             2006           2005            2004           2003          2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.02       $  11.29        $  11.50       $   8.91      $  14.92
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.11) 1        (.04) 1,2       (.12) 1        (.06)         (.09)
Net realized and unrealized gain (loss)          .11           2.77            (.09) 1        2.65         (5.92)
                                            ----------------------------------------------------------------------
Total from investment operations                 .00           2.73            (.21)          2.59         (6.01)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.02       $  14.02        $  11.29       $  11.50      $   8.91
                                            ======================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              0.00%         24.18%          (1.83)%        29.07%       (40.28)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $117,760       $121,097        $101,934       $120,101      $103,105
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $125,511       $113,233        $111,924       $100,922      $166,632
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                            (0.75)%        (0.29)% 2       (1.07)%        (0.93)%       (1.09)%
Total expenses                                  1.57%          1.61%           1.66%          1.83%         1.95%
Expenses after payments and waivers
and reduction to custodian expenses             1.42%          1.42%           1.44%          1.29%         1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           43%            59%            123%           103%          150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        28 | OPPENHEIMER ENTERPRISE FUND

CLASS B       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.91       $ 10.48        $ 10.76       $  8.40      $ 14.17
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.11) 1,2      (.20) 1       (.20)        (.41)
Net realized and unrealized gain (loss)         .10          2.54           (.08) 1       2.56        (5.36)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.43           (.28)         2.36        (5.77)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.81       $ 12.91        $ 10.48       $ 10.76      $  8.40
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.78)%       23.19%         (2.60)%       28.10%      (40.72)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $37,549       $35,359        $45,904       $62,170      $52,633
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $37,728       $41,821        $54,878       $52,441      $86,628
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.52)%       (0.96)% 2      (1.86)%       (1.69)%      (1.85)%
Total expenses                                 2.21%         2.27%          2.53%         2.79%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.20%         2.18%          2.23%         2.05%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        29 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.93       $ 10.49        $ 10.77       $  8.41      $ 14.19
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.20) 1       (.12) 1,2      (.20) 1       (.17)        (.37)
Net realized and unrealized gain (loss)         .10          2.56           (.08) 1       2.53        (5.41)
                                            -----------------------------------------------------------------
Total from investment operations               (.10)         2.44           (.28)         2.36        (5.78)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 12.83       $ 12.93        $ 10.49       $ 10.77      $  8.41
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.77)%       23.26%         (2.60)%       28.06%      (40.73)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $13,508       $13,600        $12,790       $14,594      $11,578
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $14,091       $13,458        $13,979       $12,521      $18,550
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (1.49)%       (1.03)% 2      (1.83)%       (1.70)%      (1.85)%
Total expenses                                 2.31%         2.41%          2.59%         2.80%        2.71%
Expenses after payments and waivers
and reduction to custodian expenses            2.17%         2.18%          2.20%         2.06%        2.36%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        30 | OPPENHEIMER ENTERPRISE FUND

CLASS N       YEAR ENDED AUGUST 31,            2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.84       $ 11.18        $ 11.41       $  8.87      $ 14.90
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13) 1       (.08) 1,2      (.15) 1       (.13)        (.28)
Net realized and unrealized gain (loss)         .11          2.74           (.08) 1       2.67        (5.75)
                                            -----------------------------------------------------------------
Total from investment operations               (.02)         2.66           (.23)         2.54        (6.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 13.82       $ 13.84        $ 11.18       $ 11.41      $  8.87
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (0.15)%       23.79%         (2.02)%       28.64%      (40.47)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $50,676       $ 1,196        $   839       $   685      $   456
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $16,452       $ 1,058        $   781       $   537      $   249
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.92)%       (0.66)% 2      (1.32)%       (1.24)%      (1.44)%
Total expenses                                 2.11%         2.00%          2.10%         2.09%        2.25%
Expenses after payments and waivers
and reduction to custodian expenses            1.58%         1.68%          1.70%         1.60%        1.90%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%           123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        31 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED AUGUST 31,            2006          2005          2004          2003         2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35       $ 11.52       $ 11.67       $  9.02      $ 15.05
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   (.05) 1        .01 1,2      (.07) 1       (.10)        (.10)
Net realized and unrealized gain (loss)         .11          2.82          (.08) 1       2.75        (5.93)
                                            ----------------------------------------------------------------
Total from investment operations                .06          2.83          (.15)         2.65        (6.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.41       $ 14.35       $ 11.52       $ 11.67      $  9.02
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             0.42%        24.57%        (1.29)%       29.38%      (40.07)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $11,607       $14,240       $14,376       $22,461      $16,020
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $13,236       $14,157       $19,642       $16,675      $19,590
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                  (0.35)%        0.10% 2      (0.62)%       (0.67)%      (0.70)%
Total expenses                                 1.01%         1.05%         0.98%         1.72%        2.16%
Expenses after payments and waivers
and reduction to custodian expenses            1.01%         1.05%         0.98%         1.03%        1.19%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%           59%          123%          103%         150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp.
in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        32 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its

                        33 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.

                        34 | OPPENHEIMER ENTERPRISE FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
    UNDISTRIBUTED   UNDISTRIBUTED          ACCUMULATED      SECURITIES AND OTHER
    NET INVESTMENT      LONG-TERM                 LOSS   INVESTMENTS FOR FEDERAL
    INCOME                   GAIN   CARRYFORWARD 1,2,3       INCOME TAX PURPOSES
    ----------------------------------------------------------------------------
    $--                       $--         $344,610,823               $19,730,316

1. As of August 31, 2006, the Fund had $344,610,823 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       --------------------------------
                       2009                $  7,968,404
                       2010                 257,289,240
                       2011                  79,353,179
                                           ------------
                       Total               $344,610,823
                                           ============

2. During the fiscal year ended August 31, 2006, the Fund utilized $6,552,115 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended August 31, 2005, the Fund utilized $15,837,193 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                                        REDUCTION TO
                                REDUCTION TO         ACCUMULATED NET
       REDUCTION TO          ACCUMULATED NET           REALIZED LOSS
       PAID-IN CAPITAL       INVESTMENT LOSS          ON INVESTMENTS
       -------------------------------------------------------------
       $1,933,723                 $1,932,409                  $1,314

No distributions were paid during the years ended August 31, 2006 and August 31,
2005.

                        35 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities        $211,532,675
                                                 =============

           Gross unrealized appreciation         $ 31,014,330
           Gross unrealized depreciation          (11,284,014)
                                                 -------------
           Net unrealized appreciation           $ 19,730,316
                                                 =============

Certain foreign countries impose a tax on capital gains which is accrued by the
Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August
31, 2006, the Fund's projected benefit obligations were decreased by $13,550 and payments of $4,846 were made to retired trustees, resulting in an accumulated liability of $42,833 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at

                        36 | OPPENHEIMER ENTERPRISE FUND

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED AUGUST 31, 2006       YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                         2,537,637     $ 37,289,319       2,612,694     $ 33,590,367
Redeemed                    (2,773,873)     (40,081,899)     (3,001,115)     (38,601,056)
                            -------------------------------------------------------------
Net decrease                  (236,236)    $ (2,792,580)       (388,421)    $ (5,010,689)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         1,077,578     $ 14,568,412         461,518     $  5,482,893
Redeemed                      (884,788)     (11,829,897)     (2,102,913)     (24,706,384)
                            -------------------------------------------------------------
Net increase (decrease)        192,790     $  2,738,515      (1,641,395)    $(19,223,491)
                            =============================================================

                        37 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             YEAR ENDED AUGUST 31, 2006       YEAR ENDED AUGUST 31, 2005
                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                           352,895     $  4,780,311         206,244     $  2,454,142
Redeemed                      (352,054)      (4,711,745)       (373,116)      (4,430,853)
                            -------------------------------------------------------------
Net increase (decrease)            841     $     68,566        (166,872)    $ (1,976,711)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         3,787,502     $ 54,986,681          35,566     $    453,829
Redeemed                      (206,135)      (2,905,558)        (24,213)        (303,253)
                            -------------------------------------------------------------
Net increase                 3,581,367     $ 52,081,123          11,353     $    150,576
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                           338,211     $  5,025,402         384,526     $  5,169,594
Redeemed                      (524,763)      (7,800,991)       (640,386)      (8,375,017)
                            -------------------------------------------------------------
Net decrease                  (186,552)    $ (2,775,589)       (255,860)    $ (3,205,423)
                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                            PURCHASES            SALES
        --------------------------------------------------------------
        Investment securities            $132,352,327      $87,069,222

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ----------------------------------------------
        Up to $200 million of net assets         0.75%
        Next $200 million of net assets          0.72
        Next $200 million of net assets          0.69
        Next $200 million of net assets          0.66
        Next $700 million of net assets          0.60
        Over $1.5 billion of net assets          0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2006, the Fund paid
$688,050 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                        38 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $907,276, $408,988 and $46,897, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
August 31, 2006           $83,794            $764         $76,491          $8,378         $16,250

                        39 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2006, OFS waived $184,577, $3,253, $20,151, $87,159 and $739 for Class A, Class B, Class
C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                           Industry Classifications

   -----------------------------------------------------------------------------
   Aerospace & Defense                  Household Products
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Air Freight & Couriers               Industrial Conglomerates
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Airlines                             Insurance
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Auto Components                      Internet & Catalog Retail
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Automobiles                          Internet Software & Services
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Beverages                            IT Services
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Biotechnology                        Leisure Equipment & Products
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Building Products                    Machinery
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Chemicals                            Marine
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Consumer Finance                     Media
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Commercial Banks                     Metals & Mining
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Commercial Services & Supplies       Multiline Retail
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Communications Equipment             Multi-Utilities
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Computers & Peripherals              Office Electronics
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Construction & Engineering           Oil & Gas
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Construction Materials               Paper & Forest Products
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Containers & Packaging               Personal Products
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Distributors                         Pharmaceuticals
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Diversified Financial Services       Real Estate
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Diversified Telecommunication        Road & Rail
   Services
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Electric Utilities                   Semiconductors and Semiconductor
                                        Equipment
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   Electrical Equipment                 Software
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   Electronic Equipment & Instruments   Specialty Retail
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   Energy Equipment & Services          Textiles, Apparel & Luxury Goods
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   Food & Staples Retailing             Thrifts & Mortgage Finance
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   Food Products                        Tobacco
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   Gas Utilities                        Trading Companies & Distributors
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   Health Care Equipment & Supplies     Transportation Infrastructure
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   Health Care Providers & Services     Water Utilities
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   Hotels Restaurants & Leisure         Wireless Telecommunication Services
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   Household Durables
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                                     B-1

                                  Appendix B

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
o

                                  I. B-B-12

------------------------------------------------------------------------------
                                     B-2

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain
   Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
Number of Eligible    Initial Sales       Initial Sales Charge   Concession as
                      Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.

---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.

------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Enterprise Fund

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX885.001.1106

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                           OPPENHEIMER ENTERPRISE FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a)   Amended and Restated Declaration of Trust dated 10/20/95:  Previously filed with  Registrant's  Pre-Effective  Amendment No. 2,  10/26/95,  and  incorporated herein by reference.

(b)   (i)   By-Laws  as  amended   through   12/14/00:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 11, 12/21/01, and incorporated herein by reference.

      (ii) Amendment  No. 1 to  By-Laws  dated  06/16/05:  Previously  filed with
Registrant's  Post-Effective  Amendment No. 16, 12/21/05, and incorporated herein by reference.

(c)   (i)  Specimen   Class   A  Share   Certificate:   Previously   filed   with
Registrant's  Post-Effective  Amendment No. 8, 12/16/99,  and incorporated herein by reference.

      (ii) Specimen   Class   B  Share   Certificate:   Previously   filed   with
Registrant's  Post-Effective  Amendment No. 8, 12/16/99,  and incorporated herein by reference.

      (iii)       Specimen  Class  C Share  Certificate:  Previously  filed  with
Registrant's  Post-Effective  Amendment No. 8, 12/16/99,  and incorporated herein by reference

(iv)  Specimen  Class N Share  Certificate:  Previously  filed with  Registrant's
Post-Effective Amendment No. 9, 10/27/00, and incorporated herein by reference.

(v)   Specimen  Class Y Share  Certificate:  Previously  filed with  Registrant's
Post-Effective Amendment No. 8, 12/16/99, and incorporated herein by reference

(d)   Amended and Restated  Investment  Advisory Agreement dated January 1, 2005:
Previously  filed with  Registrant's  Post-Effective  Amendment No. 15, 10/20/05,
and incorporated herein by reference.

(e)   (i)  General  Distributor's  Agreement  dated November 7, 1995:  Previously
filed  with   Registrant's   Post-Effective   Amendment  No.  3,  12/12/97,   and
incorporated herein by reference.

      (ii) Form  of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to  the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.  33-17850),  10/23/06,
and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement  of
Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),   10/23/06,   and
incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement  of
Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),   10/23/06,   and
incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.:  Previously filed with Post-Effective  Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.  33-17850),  10/23/06,
and incorporated herein by reference.

(f)   (i)  Amended and Restated  Retirement Plan for  Non-Interested  Trustees or
Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No. 34 to the Registration  Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form    of    Deferred    Compensation    Plan    for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective Amendment No. 26 to the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)   (i)  Global  Custodial  Services  Agreement dated July 15, 2003, as amended
September 13, 2006, between Registrant and Citibank,  N.A.: Previously filed with the Post-Effective  Amendment No. 27 to the Registration Statement of Oppenheimer
California  Municipal Fund (Reg. No. 33-23566),  9/26/06, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
2001,  as  amended  July  15,  2003:  Previously  filed  with  the  Pre-Effective
Amendment  No.  1 to the  Registration  Statement  of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of Counsel  dated  10/26/95:  Previously  filed with
Registrant's  Pre-Effective Amendment No. 2, 10/26/95, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent:  Filed herewith.

(k)   Not applicable.

(l)   Investment   Letter  from   OppenheimerFunds,   Inc.  to  Registrant  dated
10/25/95:  Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 2,
10/26/95, and incorporated herein by reference.

(m)   (i)  Amended and  Restated  Service Plan and  Agreement  for Class A shares dated October 26, 2005: Filed herewith.

      (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated October 26, 2005: Filed herewith.

(iii) Amended and Restated  Distribution and Service Plan and Agreement for Class
C shares dated October 26, 2005:  Filed herewith.

(iv)  Amended and Restated  Distribution and Service Plan and Agreement for Class
N shares dated October 26, 2005: Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(o)   (i)  Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration Statement
of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and
incorporated herein by reference.

      (ii) Power of Attorney for Brian W. Wixted dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated March
31, 2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), 4/7/06, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's  Amended and
Restated  Declaration  of Trust  filed  as  Exhibit  23(a)  to this  Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933  may  be  permitted  to  trustees,   officers  and  controlling  persons  of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person,  Registrant will, unless in the  opinion  of its  counsel  the  matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

 --------------------------------------------------------------------------------
 Name and Current Position
 with OppenheimerFunds,     Other Business and  Connections  During the Past Two
 Inc.                       Years
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Timothy L. Abbuhl,         Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Emeline S. Adwers          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Agan,               Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services,  Inc.  and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds   Distributor,
                            Inc.,  Centennial Asset  Management  Corporation and
                            OFI Private Investments Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carl Algermissen,          Formerly   Associate   Counsel  &  Legal  Compliance
 Vice President &           Officer at Great  West-Life & Annuity  Insurance Co.
 Associate Counsel          (February 2004-October 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Amato,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik Anderson,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Tracey Beck                None
 Apostolopoulos,
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Janette Aprilante,         Secretary  (since  December  2001)  of:   Centennial
 Vice President & Secretary Asset   Management   Corporation,   OppenheimerFunds
                            Distributor,   Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June  2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,  Inc., Shareholder Services, Inc., Trinity
                            Investment  Management  Corporation  (since  January
                            2005),  OppenheimerFunds Legacy Program, OFI Private
                            Investments   Inc.   (since   June   2003)  and  OFI
                            Institutional  Asset  Management,  Inc.  (since June
                            2003).  Assistant  Secretary  of OFI  Trust  Company
                            (since December 2001).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hany S. Ayad,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Baker,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James F. Bailey,           Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      (since March 2006).  Formerly  Vice  President at T.
                            Rowe Price Group (September 2000 - January 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Baldwin,           President  and  Director  of  Shareholder  Financial
 Executive Vice President   Services,   Inc.  and  Shareholder  Services,   Inc.
                            Formerly  Managing  Director at Deutsche Bank (March
                            2001 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Michael Banta,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joanne Bardell,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adam Bass,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kevin Baum,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeff Baumgartner,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marc Baylin,               Formerly  Portfolio  Manager  at J.P.  Morgan  (June
 Vice President             2002-August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Todd Becerra,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lalit K. Behal             Assistant  Secretary of HarbourView Asset Management
 Assistant Vice President   Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Beichert,         Vice President of OppenheimerFunds Distributor, Inc.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald B. Bellamy,         Assistant  Vice  President  (Sales  Manager  of  the
 Assistant Vice President   International  Division) of OFI Institutional  Asset

                            Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik S. Berg,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Bertucci,           None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rajeev Bhaman,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig Billings,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark Binning,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert J. Bishop,          Treasurer  (since October 2003) of  OppenheimerFunds
 Vice President             Distributor,  Inc. and Centennial  Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Beth Bleimehl,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John R. Blomfield,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa I. Bloomberg,         None.
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Veronika Boesch,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Chad Boll,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Antulio N. Bomfim,         None
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -

Counsel                        November 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Bourgeois,            Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Boydell,              None
 Vice President
 --------------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Garrett C. Broadrup     Formerly  an  Associate  at Davis Polk & Wardell
 Assistant Vice          (October 2002 - October 2006)
 President & Assistant
 Counsel

 -------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Bromberg,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stephanie Bullington,      Formerly Fund Accounting  Manager at Madison Capital
 Assistant Vice President   Management  Company  (July  2005 - October  2005 and
                            Fund   Accounting   Officer  at   Butterfield   Fund
                            Services   (Bermuda)   Limited   (a   wholly   owned
                            subsidiary  of the  Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Burke,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark Burns,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Geoffrey Caan,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Campbell,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Catherine Carroll,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Debra Casey,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maria Castro,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Chaffee,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Patrick Sheng Chu,             None
Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brett Clark,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 H.C. Digby Clements,       None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Peter V. Cocuzza,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gerald James Concepcion,   Formerly  (until  November  2004)  an RIA  Marketing
 Assistant Vice President   Associate of OppenheimerFunds, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Corbett,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Susan Cornwell,            Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services, Inc. and Shareholder Services,  Inc.; Vice

                            President  of  OppenheimerFunds  Distributor,  Inc.,
                            Centennial   Asset   Management    Corporation   and
                            OppenheimerFunds Legacy Program.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Cheryl Corrigan,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Belinda J. Cosper,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Cottier,             None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Laura Coulston,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Dachille,            Formerly Fixed Income Director at National  Railroad
 Vice President             Retirement Investment Trust (May 2003 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Damian,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard Demarco,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig P. Dinsell,          None
 Executive Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Randall C. Dishmon,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gavin Dobson,              Formerly  President  at Britannic  Asset  Management
 Vice President             International (September 2001 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rebecca K. Dolan,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steven D. Dombrower,       Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.;    Vice    President    of    OppenheimerFunds
                            Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas Doyle,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bruce C. Dunbar,           None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Dvorak,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Edmiston,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 A. Taylor Edwards,         Formerly  Associate at Dechert LLP (September 2000 -
 Assistant Vice President   December 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Venkat Eleswarapu,         Formerly  Associate  Professor  of  Finance at Texas
 Vice President             Tech  University  (July  2005 -  December  2005) and
                            Assistant   Professor   of   Finance   at   Southern
                            Methodist University (January 1999 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel R. Engstrom,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James Robert Erven         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 George R. Evans,           None
 Senior Vice President &
 Director of International
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward N. Everett,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kathy Faber,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Falicia,             None  Assistant  Secretary  (as  of  July  2004)  of
 Assistant Vice President   HarbourView Asset Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew Farkas,            Formerly  Associate at Epstein Becker & Grenn,  P.C.
 Assistant Vice President   (September 2000 - March 2006).
 and Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristie Feinberg,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Emmanuel Ferreira,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald H. Fielding,        Vice  President  of  OppenheimerFunds   Distributor,
 Senior Vice President;     Inc.;  Director  of ICI  Mutual  Insurance  Company;
 Chairman of the Rochester  Governor  of St.  John's  College;  Chairman  of the
 Division                   Board  of  Directors  of  International   Museum  of

                            Photography at George Eastman House.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bradley G. Finkle,         None
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Barbara Fraser,            Formerly  Attorney in Private Practice (April 2000 -
 Vice President &           November 2005).
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Frengillo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dominic Freud,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dan Gagliardo,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hazem Gamal,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Seth Gelman,               None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Gerlach,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Subrata Ghose,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles W. Gilbert,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Gibson,               Formerly  Manager at Barclays  Capital (January 2002
 Assistant Vice President   - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Phillip S. Gillespie,      None.
 Senior Vice President &
 Assistant Secretary

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alan C. Gilston,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jacqueline Girvin-Harkins, None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill E. Glazerman,         None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Benjamin J. Gord,          Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation   and   of   OFI   Institutional   Asset
                            Management, Inc.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carol Guttzeit,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Haley,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marilyn Hall,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kelly Haney,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Hauenstein,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert W. Hawkins,         Formerly an  Associate  at Shearman and Sterling LLP
 Assistant Vice President   (July 2004 - August 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heidi Heikenfeld,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Annika Helgerson,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward Henderson,          Formerly  Director of Corporate  Purchasing and Risk
 Assistant Vice President   Management  at  StarTek  Inc.  (January  2003  - May
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Hermann,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dennis Hess,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph Higgins,            Vice   President   of   OFI   Institutional    Asset
 Vice President             Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dorothy F. Hirshman,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel Hoelscher,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Hourihan,            Assistant   Secretary  of  OFI  Institutional  Asset
 Vice President &           Management,  Inc. (since April 2006).  Formerly Vice
 Associate Counsel          President  and  Senior   Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward Hrybenko,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott T. Huebl,            Assistant Vice President of OppenheimerFunds  Legacy
 Vice President             Program.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Margaret Hui,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dana Hunter,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Huttlin,              Senior    Vice    President    (Director    of   the
 Vice President             International  Division) (since January 2004) of OFI
                            Institutional   Asset  Management,   Inc.;  Director
                            (since   June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James G. Hyland,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kelly Bridget Ireland,     None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen T. Ives,          Vice   President   and   Assistant    Secretary   of
 Vice President, Senior     OppenheimerFunds  Distributor,  Inc. and Shareholder
 Counsel & Assistant        Services,  Inc.;  Assistant  Secretary of Centennial
 Secretary                  Asset   Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial  Services,
                            Inc.

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Jennings,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Michael Johnson,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Kadehjian,            Formerly  Vice  President,  Compensation  Manager at
 Assistant Vice President   The Bank of New York (November 1996-November 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles Kandilis,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rezo Kanovich,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas W. Keffer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Audrey Kiszla              Formerly Vice  President at First  Horizon  Merchant
 Vice President             Services  (December  2005- May  2006);  Director  at
                            Janus (January 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Klassen               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Martin S. Korn,            None.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dimitrios Kourkoulakos,    None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Kramer,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Kunz,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gloria LaFond,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Lamentino,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tracey Lange,              Vice  President  of  OppenheimerFunds   Distributor,
 Vice President             Inc. and OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey P. Lagarce,        President  of OFI  Institutional  Asset  Management,
 Senior Vice President      Inc. as of January  2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt   Services
                            Business    at    Fidelity    Investments    (August
                            1996-January 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Latino,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristina Lawrence,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gayle Leavitt,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christopher M. Leavy,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Lee,                 Formerly  Vice  President  at  Delaware  Investments
 Vice President             (October 2000 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Randy Legg,                None
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Laura Leitzinger,          Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      and Shareholder Financial Services, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Justin Leverenz,           None  Formerly,  a  research/technology  analyst  at
 Vice President             Goldman Sachs, Taiwan (May 2002-May 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael S. Levine,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Levitt,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gang Li,                   None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Shanquan Li,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie A. Libby,            Senior Vice  President  of OFI  Private  Investments
 Senior Vice President      Inc.  Formerly  Executive  Vice  President  &  Chief

                            Operating  Officer  at Fred Alger  Management,  Inc.

                            (July 1996 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Lifshey,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mitchell J. Lindauer,      None
 Vice President &
 Assistant General Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bill Linden,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Malissa B. Lischin,        Assistant   Vice   President   of   OppenheimerFunds
 Vice President             Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David P. Lolli,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel G. Loughran         None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Patricia Lovett,           Vice  President of Shareholder  Financial  Services,
 Vice President             Inc.  and  Senior  Vice   President  of  Shareholder
                            Services, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Misha Lozovik,             Formerly  Senior  Director at  Clinical  Development
 Vice President             Capital  LLC/Care Capital LLC (August 2002 - October
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steven Lucaccini,          Formerly  Director  and High  Yield  Analyst  at UBS
 Assistant Vice President   Global  Asset  Management  (November  2001  -  April
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dongyan Ma,                None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Macchia,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark H. Madden,            None.
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carolyn Maxson,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William T. Mazzafro,       Formerly  self-employed  as a consultant  securities
 Assistant Vice President   (January 2004 - December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Trudi McKenna,             Formerly   Leadership   Development   Supervisor  at
 Assistant Vice President   JetBlue Airways (July 2003 - October 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jay Mewhirter,             Formerly  Director  of  Application  Development  at
 Vice President             AMVESCAP (September 1999 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Elizabeth McCormack,       Vice   President   and   Assistant    Secretary   of
 Vice President             HarbourView Asset Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McDonnell,          Formerly  Senior  Vice  President  at  Lehman  Bros.
 Vice President             (April 1995 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McGovern,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles L. McKenzie,       Chairman  of the Board,  Director,  Chief  Executive
 Senior Vice President      Officer  and   President   of  OFI  Trust   Company;
                            Chairman,  Chief Executive Officer, Chief Investment
                            Officer  and  Director  of OFI  Institutional  Asset
                            Management,    Inc.;   Chief   Executive    Officer,
                            President,  Senior Managing Director and Director of
                            HarbourView Asset Management Corporation;  Chairman,
                            President;    Director    of   Trinity    Investment
                            Management   Corporation   and  Vice   President  of
                            Oppenheimer Real Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William McNamara           None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Medev,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lucienne Mercogliano,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heather Minks              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rejeev Mohammed,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nikolaos D. Monoyios,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill Mulachy,              None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John V. Murphy,            President  and  Management  Director of  Oppenheimer
 Chairman, President,       Acquisition   Corp.;   President   and  Director  of
 Chief                      Oppenheimer Real Asset  Management,  Inc.;  Chairman
 Executive Officer &        and  Director  of  Shareholder  Services,  Inc.  and
 Director                   Shareholder  Financial  Services,  Inc.; Director of

                            Centennial     Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,      Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,   Trinity
                            Investment  Management  Corporation,  Tremont  Group
                            Holdings,   Inc.,   HarbourView   Asset   Management
                            Corporation  and  OFI  Private   Investments   Inc.;
                            Executive  Vice  President of  Massachusetts  Mutual
                            Life Insurance Company;  Director of DLB Acquisition
                            Corporation;  a  member  of the  Investment  Company
                            Institute's Board of Governors.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Meaghan Murphy,            Formerly  Marketing  Professional,  RFP Writer at JP
 Assistant Vice President   Morgan Fleming Asset  Management (May 2002 - October
                            2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Suzanne Murphy,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas J. Murray,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kenneth Nadler,            None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James B. O'Connell,        Formerly    a    Senior    Designer    Manager    of
 Assistant Vice President   OppenheimerFunds, Inc. (April 2002 - December 2004).

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings (July 2004 - April 2005.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John O'Hare,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John J. Okray,             Formerly Vice  President,  Head of Trust  Operations
 Vice President             at Lehman Brothers (June 2004-October 2004)
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lerae A. Palumbo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Anthony Parish,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Patton,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David P. Pellegrino,       None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allison C. Pells,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert H. Pemble,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lori L. Penna,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Petersen,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marmeline Petion-Midy,     None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Pfeffer,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President &    Management Corporation since February 2004.
 Chief Financial Officer

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Sanjeev Phansalkar,        Formerly   Consultant  at  The  Solomon-Page   Group
 Assistant Vice President   (October 2004 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James F. Phillips,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Phillips,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gary Pilc,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Piper,                Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeaneen Pisarra,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nicolas Pisciotti,         Formerly  Assistant  Vice  President  at ING  (April
 Assistant Vice President   2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Poiesz,              None
 Senior Vice President,
 Head of Growth Equity
 Investments

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey Portnoy,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Ellen Puckett,                 None
Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jane C. Putnam,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Quarles,              Formerly a Principal at AIM Management  Group,  Inc.
 Assistant Vice President   (October 1997-October 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael E. Quinn,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Julie S. Radtke,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Norma J. Rapini,           None
 Assistant Vice President :
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Corry E. Read,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marc Reinganum,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill Reiter,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Rhodes,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Richter,              Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.  Formerly  Investment Officer at Alaska
                            Permanent  Fund  Corporation  (April 2005 - February
                            2006);  Vice  President at Loomis Sayles & Co. (July
                            1997 - April 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Claire Ring,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Grace Roberts,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David Robertson,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Robis,              Formerly a Proprietary  Trader at J.P.  Morgan Chase
 Assistant Vice President   & Co. (May 2004-May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Antoinette Rodriguez,      None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacey Roode,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey S. Rosen,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacy Roth,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James H. Ruff,             President    &    Director    of    OppenheimerFunds
 Executive Vice President   Distributor,  Inc. and Centennial  Asset  Management

                            Corporation;   Executive   Vice   President  of  OFI
                            Private Investments Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Adrienne Ruffle,           Formerly an  Associate  with Sidley  Austin  Brown &
 Assistant Vice President   Wood LLP (September 2002-February 2005).
 & Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kim Russomanno,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald Rutledge,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie Anne Ryan,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Ryan,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rohit Sah,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Valerie Sanders,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rudi W. Schadt,            None
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Patrick Schneider              Formerly Human Resources  Manager at ADT Security
Assistant Vice President       Services (December 2001 - July 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mary Beth Schellhorn,      Formerly   Human   Resources   Generalist  at  Misys
 Assistant Vice President   Banking Systems (November 2000 - June 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott A. Schwegel,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allan P. Sedmak            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer L. Sexton,        Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Asutosh Shah,              Formerly Vice President at Merrill Lynch  Investment
 Vice President             Managers (February 2002 - February 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kamal Shah,                Formerly  Senior  Vice  President  Chief  Technology
 Vice President             Officer  at Tremont  Group  Holdings  (March  1998 -
                            July 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nava Sharma,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Siomades,           Formerly  Vice  President,  Portfolio  Management at
 Vice President             Curian Capital LLC (December 2002 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David C. Sitgreaves,       None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward James Sivigny       None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Enrique H. Smith,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Louis Sortino,             None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Keith J. Spencer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marco Antonio Spinar,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brett Stein                Formerly  Vice  President  of  Client   Services  at
 Vice President             XAware, Inc. (October 2002 - August 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard A. Stein,          None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur P. Steinmetz,       Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer Stevens,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Benjamin Stewart           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John P. Stoma,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Amy Sullivan,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Deborah A. Sullivan,       Secretary of OFI Trust Company.
 Vice President &
 Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Sussman,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Swaney,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian C. Szilagyi,         Director of Financial  Reporting  and  Compliance at
 Assistant Vice President   First Data Corporation (April 2003-June 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Matthew Tartaglia,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Martin Telles,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004 - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Leonid Tsvayg,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Keith Tucker,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Cameron Ullyat,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Angela Uttaro,             None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark S. Vandehey,          Vice  President  and  Chief  Compliance  Officer  of
 Senior Vice President &    OppenheimerFunds   Distributor,   Inc.,   Centennial
 Chief Compliance Officer   Asset   Management   Corporation   and   Shareholder
                            Services,   Inc.;   Chief   Compliance   Officer  of
                            HarbourView  Asset  Management   Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,   Inc.,  Trinity   Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program,  OFI
                            Private  Investments  Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maureen Van Norstrand,     None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nancy Vann,                Formerly   Assistant   General  Counsel  at  Reserve
 Vice President &           Management Company, Inc. (April to December 2004).
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rene Vecka,                None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Vincent Vermette,          Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Elaine Villas-Obusan,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Phillip F. Vottiero,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Walsh,                None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Adam Weiner,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Barry D. Weiss,            Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation  and  of  Centennial   Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Melissa Lynn Weiss,        None
 Vice President &
 Associate Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christine Wells,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph J. Welsh,           Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Diederick Werdmolder,      Director of OppenheimerFunds  International Ltd. and
 Senior Vice President      OppenheimerFunds  plc  and  OppenheimerFunds  (Asia)

                            Limited;  Senior Vice President  (Managing  Director
                            of the International  Division) of OFI Institutional
                            Asset Management, Inc..
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Catherine M. White,        Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor,  Inc.;  member of the American  Society
                            of Pension Actuaries (ASPA) since 1995.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William L. Wilby,          None
 Senior Vice President &
 Senior Investment
 Officer, Director of
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Troy Willis,               None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Donna M. Winn,             President,  Chief  Executive  Officer & Director  of
 Senior Vice President      OFI Private  Investments Inc.;  Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior  Vice
                            President of OppenheimerFunds Distributor, Inc.

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President &        Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,

                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments   Inc.,   OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Carol E. Wolf,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management   Corporation  and  of  Centennial  Asset
                            Management  Corporation;  serves on the Board of the
                            Colorado Ballet.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Meredith Wolf              None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Oliver Wolff,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Wolfgruber,           Director   of   Tremont   Group   Holdings,    Inc.,
 Executive Vice President,  HarbourView  Asset  Management  Corporation  and OFI
 Chief Investment Officer   Institutional  Asset  Management,  Inc.  (since June
 & Director                 2003).    Management    Director   of    Oppenheimer
                            Acquisition Corp. (since December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Caleb C. Wong,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward C. Yoensky,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Geoff Youell,              Formerly   Principal   Consultant   at  XAware   Inc
 Assistant Vice President   (January 2004 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lucy Zachman,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert G. Zack             General  Counsel  of  Centennial   Asset  Management
 Executive Vice President   Corporation;   General   Counsel  and   Director  of
                            OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
 General Counsel            President and General  Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional  Asset
                            Management,  Inc.;  Senior Vice  President,  General
                            Counsel  and  Director  of   Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc.,  OFI
                            Private  Investments  Inc.  and OFI  Trust  Company;
                            Director     and     Assistant      Secretary     of
                            OppenheimerFunds      International      Ltd     and
                            OppenheimerFunds plc; Vice President,  Secretary and
                            General  Counsel of Oppenheimer  Acquisition  Corp.;
                            Director of Oppenheimer Real Asset Management,  Inc.
                            and OppenheimerFunds  (Asia) Limited; Vice President
                            of OppenheimerFunds Legacy Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Neal A. Zamore,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Anna Zatulovskaya,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark D. Zavanelli,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alex Zhou,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald Zibelli,            Formerly  Managing  Director  and Small  Cap  Growth
 Vice President             Team Leader at Merrill Lynch.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur J. Zimmer,          Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center,
Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. Nelson Street

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher Barlow(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rick Bettridge                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Bourgraf(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Colby(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fredrick Davis                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton Road SE

Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Fereday                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Fuermann                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(4)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Huber(1)                    Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Hylind                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Kristenson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Maddox(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Noah Miller(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Director

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Nelkin(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor(5)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Wilde(1)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Wimer(2)                  Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Wisneski(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of November, 2006.

                                    OPPENHEIMER ENTERPRISE FUND

                                    By: /s/ John V. Murphy*
                                    --------------------------------
                                    John V. Murphy, President
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Clayton K. Yeutter*       Chairman of the Board         November 28, 2006
---------------------------------                           of Trustees
Clayton K. Yeutter

/s/ John V. Murphy*           President, Principal

---------------------------------                           Executive Officer
November 28, 2006
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          November 28, 2006
---------------------------------                           Financial and
Brian W. Wixted               Accounting Officer

/s/ Matthew P. Fink*          Trustee                       November 28, 2006

--------------------
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       November 28, 2006

----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       November 28, 2006

---------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       November 28, 2006

--------------------
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       November 28, 2006

------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                       November 28, 2006

---------------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       November 28, 2006

---------------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*

------------------------      Trustee                       November 28, 2006
Joseph M. Wikler

/s/ Peter I. Wold*

-------------------           Trustee                       November 28, 2006
Peter I. Wold

/s/ Brian F. Wruble*

-------------------           Trustee                       November 28, 2006
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      -----------------------------------------
      Mitchell J. Lindauer, Attorney-in-Fact

                           OPPENHEIMER ENTERPRISE FUND

                         Post-Effective Amendment No. 17

                            Registration No 33-58343

                                  EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent

23(m)(i)          Amended and Restated Service Plan and Agreement for Class A
Shares

23(m)(ii)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class B Shares

23(m)(iii)        Amended and Restated Distribution and Service Plan and
                  Agreement for Class C Shares

23(m)(iv)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class N Shares